BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2021
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities — 2.5%
Cayman Islands — 0.2%
(a)(b)
Madison Park Funding XIX Ltd., Series
2015-19A, Class A2R2, (LIBOR
USD 3 Month + 1.50%), 1.63%,
01/22/28 ................. USD 2,000 $ 1,990,229
Palmer Square Loan Funding Ltd.,
Series 2019-3A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.73%,
08/20/27 ................. 1,500 1,500,467
3,490,696
Ireland — 1.9%
(b)(c)
Anchorage Capital Europe CLO 2 DAC,
Series 2X, Class ER, (EURIBOR 3
Month + 6.45%), 6.45%, 04/15/34 EUR 1,300 1,501,953
Anchorage Capital Europe CLO DAC,
Series 4X, Class E, (EURIBOR 3
Month + 5.71%), 5.71%, 04/25/34 700 796,211
Aqueduct European CLO 2 DAC,
Series 2017-2X, Class E, (EURIBOR
3 Month + 4.40%), 4.40%, 10/15/30 919 1,012,401
Aurium CLO II DAC, Series 2X, Class
ERR, (EURIBOR 3 Month + 6.08%),
6.08%, 06/22/34 ............ 700 798,558
Avoca CLO XIV DAC
Series 14X, Class ER, (EURIBOR
3 Month + 4.70%), 4.70%,
01/12/31 ............... 1,970 2,244,800
Series 14X, Class FR, (EURIBOR
3 Month + 6.35%), 6.35%,
01/12/31 ............... 2,200 2,420,823
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 1,500 1,162,057
Avoca CLO XV DAC
Series 15X, Class ER, (EURIBOR
3 Month + 4.13%), 4.13%,
04/15/31 ............... 1,765 1,968,750
Series 15X, Class FR, (EURIBOR
3 Month + 5.84%), 5.84%,
04/15/31 ............... 3,425 3,696,782
BBAM European CLO I DAC, Series
1X, Class ER, (EURIBOR 3 Month +
5.91%), 5.91%, 07/22/34 ....... 700 801,507
BlueMountain CLO DAC, Series 2021-
1X, Class E, (EURIBOR 3 Month +
5.41%), 5.41%, 04/15/34
(d)
..... 700 794,804
Capital Four CLO II DAC, Series 2X,
Class E, (EURIBOR 3 Month +
5.91%), 5.91%, 01/15/34 ....... 700 799,108
CIFC European Funding CLO III DAC,
Series 3X, Class E, (EURIBOR 3
Month + 5.61%), 5.61%, 01/15/34 600 669,853
CVC Cordatus Loan Fund XX DAC,
Series 20X, Class E, (EURIBOR 3
Month + 5.61%), 5.61%, 06/22/34 369 418,061
Harvest CLO XXIII DAC, Series 23X,
Class E, (EURIBOR 3 Month +
5.33%), 5.33%, 10/20/32 ....... 473 535,745
Henley CLO IV DAC, Series 4X, Class
E, (EURIBOR 3 Month + 5.25%),
5.25%, 04/25/34
(d)
........... 700 776,719
Invesco Euro CLO, Series 6X, Class
E, (EURIBOR 3 Month + 5.99%),
5.99%, 07/15/34 ............ 539 613,049
Security
Par (000)
Par (000) Value
Ireland (continued)
Invesco Euro CLO III DAC, Series
3X, Class F, (EURIBOR 3 Month +
8.07%), 8.07%, 07/15/32 ....... EUR 1,002 $ 1,151,296
Marino Park CLO DAC, Series 1X,
Class D, (EURIBOR 3 Month +
5.67%), 5.67%, 01/16/34 ....... 400 452,810
Neuberger Berman Loan Advisers
Euro CLO, Series 2021-1X, Class
E, (EURIBOR 3 Month + 5.52%),
5.52%, 04/17/34 ............ 438 483,217
North Westerly VII ESG CLO DAC,
Series VII-X, Class E, (EURIBOR 3
Month + 5.66%), 5.66%, 05/15/34 280 315,562
Northwoods Capital 21 Euro DAC,
Series 2020-21X, Class ER,
(EURIBOR 3 Month + 6.06%),
6.06%, 07/22/34 ............ 700 792,396
Northwoods Capital 23 Euro DAC,
Series 2021-23X, Class E,
(EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34 ............ 597 679,198
OCP Euro CLO DAC, Series 2017-2X,
Class F, (EURIBOR 3 Month +
6.40%), 6.40%, 01/15/32 ....... 1,000 1,114,447
OZLME V DAC, Series 5X, Class SUB,
0.00%, 01/14/32 ............ 950 686,878
Providus CLO III DAC, Series 3X, Class
ER, (EURIBOR 3 Month + 6.26%),
6.26%, 07/18/34 ............ 700 802,521
Providus CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.29%),
5.29%, 02/15/35 ............ 400 441,710
Rockford Tower Europe CLO DAC,
Series 2021-1X, Class E, (EURIBOR
3 Month + 5.96%), 5.96%, 04/20/34 578 656,078
Sound Point Euro CLO V Funding DAC,
Series 5X, Class E, (EURIBOR 3
Month + 5.84%), 5.84%, 07/25/35 700 800,978
Voya Euro CLO I DAC, Series 1X,
Class SUB, 0.00%, 10/15/30 .... 2,894 2,462,278
31,850,550
Netherlands — 0.2%
OZLME III DAC, Series 3X, Class SUB,
0.00%, 08/24/30
(b)(c)
.......... 5,300 3,352,254
United Kingdom — 0.2%
Greene King Finance plc
(b)
Series B1,  (LIBOR GBP 3 Month +
1.80%), 1.87%, 12/15/34 .... GBP 1,678 1,882,659
Series B2,  (LIBOR GBP 3 Month +
2.08%), 2.15%, 03/15/36
(c)
... 800 898,469
2,781,128
Total Asset-Backed Securities — 2.5%
(Cost: $46,259,605) .............................. 41,474,628
Shares
Shares
Common Stocks — 2.5%
Canada — 0.1%
CTC Triangle BV
(d)(e)
............ 1,393,669 724,987
China — 0.0%
NXP Semiconductors NV ........ 2,000 401,720

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Netherlands — 0.1%
Climate Transition Capital Acquisition I
BV
(e)
.................... 189,265 $ 2,100,387
United Kingdom — 0.2%
(e)
Genius Sports Ltd. ............. 16,831 312,047
Hedosophia European Growth ..... 255,490 2,953,464
NEW Look Retailers
(d)
........... 2,879,698 39
3,265,550
United States — 2.1%
Altice USA, Inc., Class A
(e)
........ 7,063 115,127
ArcLight Clean Transition Corp. II,
Class A
(e)
................. 10,160 99,161
Astra Space, Inc., (Acquired 06/30/21,
cost $456,930)
(e)(f)
........... 45,693 445,050
Berkshire Grey, Inc., Class A
(e)
..... 80,952 558,569
Caesars Entertainment, Inc.
(e)
..... 4,306 471,336
California Resources Corp.
(e)
...... 27,902 1,287,119
Cano Health, Inc., (Acquired 06/03/21,
cost $452,280)
(e)(f)
........... 45,228 497,056
Caremax Corp., (Acquired 06/08/21,
cost $288,030)
(e)(f)
........... 28,803 267,004
Climate Real Impact Solutions II
Acquisition Corp., Class A
(e)
..... 4,192 41,040
Crown PropTech Acquisitions
(e)
..... 29,076 289,016
Crown PropTech Acquisitions
(d)(e)
... 11,148 6,354
DiamondRock Hospitality Co.
(e)
.... 45,846 414,448
Element Solutions, Inc. .......... 7,149 162,354
Fluence Energy, Inc. ............ 438 15,580
Forestar Group, Inc.
(e)
........... 6,842 133,898
Freeport-McMoRan, Inc. ......... 10,000 377,200
Frontier Communications Parent, Inc.
(e)
(g)
...................... 234,260 7,252,689
GLOBALFOUNDRIES, Inc.
(e)
...... 9,855 480,333
Green Plains, Inc.
(e)
............ 17,312 656,990
HCA Healthcare, Inc. ........... 532 133,245
Informatica, Inc., Class A
(e)
....... 90,888 2,695,738
KINS TECHNOLOGY
(d)(e)
......... 28,241 22,028
KINS Technology Group, Inc.
(e)
..... 90,204 924,591
Latch, Inc., (Acquired 06/04/21, cost
$391,800)
(d)(f)
............... 39,180 356,930
Liberty Media Acquisition Corp.
(e)
... 320,758 3,332,676
Lions Gate Entertainment Corp., Class
A
(e)
..................... 165,365 2,141,477
New Look Builders, Inc.
(d)(e)
....... 11,518,792 115
Northern Genesis Acquisition Corp. II
(e)
4,180 41,758
Offerpad Solution, Inc., (Acquired
09/01/21, cost $449,580)
(d)(f)
.... 44,958 357,866
Park Hotels & Resorts, Inc.
(e)
...... 21,620 400,618
Pivotal Investment Corp. III
(e)
...... 11,885 118,196
Playstudios, Inc., (Acquired 06/17/21,
cost $624,530)
(e)(f)
........... 62,453 268,548
Reinvent Technology Partners Y, Class
A
(e)
..................... 15,247 153,232
Rocket Lab Usa, Inc., (Acquired
08/25/21, cost $338,610)
(e)(f)
.... 33,861 475,747
Sarcos Technology & Robotics,
(Acquired 09/24/21, cost
$2,100,020)
(e)(f)
............. 210,002 1,484,714
Sarcos Technology and Robotics
Corp.
(e)
................... 20,599 145,635
Sarcos Technology and Robotics
Corp.
(d)(e)
................. 5,680 31,808
Science Strategic Acquisition Corp.
Alpha, Class A
(e)
............ 12,748 124,803
Service Properties Trust ......... 34,153 367,828
Security
Shares
Shares Value
United States (continued)
Spire Global, Inc.
(e)
............. 13,310 $ 75,468
Sunstone Hotel Investors, Inc.
(e)
.... 31,570 389,574
Taylor Morrison Home Corp.
(e)
..... 20,557 627,605
Thimble Point Acquisition Corp.
(e)
... 14,484 149,475
Tishman Speyer Innovation Corp. II,
Class A
(e)
................. 7,610 74,426
TPB Acquisition Corp. I, Class A
(e)
... 17,186 166,360
Tribune Resources LLC, Class A
(e)
.. 86,655 103,986
Volta, Inc.
(e)
.................. 8,740 71,143
Western Digital Corp.
(e)
.......... 122,000 6,379,380
Xenia Hotels & Resorts, Inc.
(e)
..... 25,277 449,930
35,635,224
Total Common Stocks — 2.5%
(Cost: $50,709,865) .............................. 42,127,868
Par (000)
Pa r (000)
Corporate Bonds — 53.3%
Argentina — 0.0%
Genneia SA, 8.75%
,
09/02/27
(a)
.... USD 176 167,474
Australia — 0.1%
(c)
Pacific National Finance Pty. Ltd.,
4.75%
,
03/22/28 ............ 200 215,469
QBE Insurance Group Ltd., (USD Swap
Rate 10 Year + 4.40%), 5.87%
,
06/17/46
(b)
................ 277 309,462
Santos Finance Ltd., 5.25%
,
03/13/29 400 444,932
969,863
Austria — 0.6%
(c)
ams AG
(h)
0.00%, 03/05/25
(i)
........... EUR 4,600 4,670,289
2.13%, 11/03/27 ............ 2,000 2,307,861
Lenzing AG, (EUR Swap Annual 5 Year
+ 11.21%), 5.75%
(b)(j)
......... 3,100 3,798,616
10,776,766
Bahrain — 0.0%
(c)
BBK BSC, 5.50%
,
07/09/24 ....... USD 200 203,975
Oil and Gas Holding Co. BSCC (The),
7.63%
,
11/07/24 ............ 200 216,350
420,325
Brazil — 0.5%
Azul Investments LLP, 7.25%
,
06/15/26
(a)
................ 200 185,413
Embraer Netherlands Finance BV,
6.95%
,
01/17/28
(a)
........... 222 245,976
Gol Finance SA
(a)
7.00%, 01/31/25 ............ 139 125,647
8.00%, 06/30/26 ............ 200 194,600
Itau Unibanco Holding SA, 5.13%
,
05/13/23
(a)
................ 200 209,040
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ 252 230,895
MC Brazil Downstream Trading SARL,
7.25%
,
06/30/31
(a)
........... 200 194,750
Nexa Resources SA, 5.38%
,
05/04/27
(a)
222 235,570
Oi Movel SA, 8.75%
,
07/30/26
(c)
.... 2,425 2,498,963
Oi SA
10.00%, (10.00% Cash or 4.00%
PIK), 07/27/25
(k)
.......... 2,680 2,409,990

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Brazil (continued)
Petrobras Global Finance BV
5.30%, 01/27/25 ............ USD 57 $ 61,809
6.00%, 01/27/28 ............ 98 106,575
Suzano Austria GmbH
3.75%, 01/15/31 ............ 150 149,625
3.13%, 01/15/32 ............ 120 113,100
Vale Overseas Ltd.
6.25%, 08/10/26 ............ 200 232,162
3.75%, 07/08/30 ............ 233 237,660
XP, Inc., 3.25%
,
07/01/26
(a)
....... 200 190,975
7,622,750
Canada — 0.4%
(a)
1011778 BC ULC, 5.75%
,
04/15/25 .. 3,456 3,589,920
Bombardier, Inc., 7.13%
,
06/15/26 .. 1,834 1,923,407
Brookfield Residential Properties, Inc.,
5.00%
,
06/15/29 ............ 115 115,431
Mattamy Group Corp.
5.25%, 12/15/27 ............ 52 54,080
4.63%, 03/01/30 ............ 379 384,432
6,067,270
Cayman Islands — 0.0%
Pearl Holding II Ltd., 0.00%
(c)(i)(j)
.... 191 28,933
Chile — 0.1%
Celulosa Arauco y Constitucion SA,
4.20%
,
01/29/30
(c)
........... 200 211,940
Kenbourne Invest SA
(a)
6.88%, 11/26/24 ............ 229 239,305
4.70%, 01/22/28 ............ 200 199,000
Sable International Finance Ltd.,
5.75%
,
09/07/27
(c)
........... 236 245,735
VTR Comunicaciones SpA
(a)
5.13%, 01/15/28 ............ 200 207,787
4.38%, 04/15/29 ............ 200 201,063
1,304,830
China — 1.1%
Agile Group Holdings Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.25%),
8.38%
(b)(c)(j)
................ 200 116,000
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%),
3.80%
(b)(c)(j)
................ 200 207,313
Blossom Joy Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.80%), 3.10%
(b)(c)
(j)
....................... 200 202,063
Central China Real Estate Ltd., 7.65%
,
08/27/23
(c)
................ 400 212,125
China Aoyuan Group Ltd.
(c)
7.95%, 02/19/23 ............ 200 86,000
6.35%, 02/08/24 ............ 200 80,000
China Evergrande Group
(c)(e)(l)
8.25%, 03/23/22 ............ 400 110,000
9.50%, 04/11/22 ............ 200 51,000
China Huaneng Group Hong Kong
Treasury Management Holding Ltd.,
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.65%), 3.08%
(b)(c)(j)
.......... 225 227,320
Security
Par (000)
Par (000) Value
China (continued)
China Resources Land Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.14%),
3.75%
(b)(c)(j)
................ USD 245 $ 251,508
China SCE Group Holdings Ltd.,
7.25%
,
04/19/23
(c)
........... 200 176,000
CIFI Holdings Group Co. Ltd., 4.45%
,
08/17/26
(c)
................ 200 182,563
CITIC Ltd., 4.00%
,
01/11/28
(c)
...... 200 217,788
CMHI Finance BVI Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 3 Year + 6.35%),
3.50%
(b)(c)(j)
................ 200 203,913
CNAC HK Finbridge Co. Ltd., 4.13%
,
07/19/27
(c)
................ 200 215,910
CNOOC Petroleum North America
ULC, 7.40%
,
05/01/28 ........ 200 253,875
Coastal Emerald Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 7.45%), 4.30%
(b)(c)
(j)
....................... 290 287,462
Contemporary Ruiding Development
Ltd., 2.63%
,
09/17/30
(c)
........ 200 199,774
Country Garden Holdings Co. Ltd.
(c)
5.40%, 05/27/25 ............ 200 196,500
7.25%, 04/08/26 ............ 200 204,500
Easy Tactic Ltd.
(c)
12.38%, 11/18/22 ........... 200 128,000
11.75%, 08/02/23 ........... 200 120,000
European TopSoho SARL, Series
SMCP, 4.00%
,
09/21/21
(c)(e)(h)(l)
... EUR 8,600 8,751,093
Fantasia Holdings Group Co. Ltd.
(c)(e)(l)
11.75%, 04/17/22 ........... USD 200 63,000
10.88%, 01/09/23 ........... 200 63,000
Fortune Star BVI Ltd.
(c)
5.00%, 05/18/26 ............ 200 190,062
5.05%, 01/27/27 ............ 200 185,063
Fuqing Investment Management Ltd.,
3.25%
,
06/23/25
(c)
........... 200 191,225
Haidilao International Holding Ltd.,
2.15%
,
01/14/26
(c)
........... 200 190,024
Hilong Holding Ltd., 9.75%
,
11/18/24
(c)
407 343,991
Hopson Development Holdings Ltd.,
7.00%
,
05/18/24
(c)
........... 200 185,850
Huachen Energy Co. Ltd., 6.63%
,
05/18/20
(c)(e)(l)
............... 446 171,849
Huarong Finance II Co. Ltd., 4.63%
,
06/03/26
(c)
................ 300 294,094
Kaisa Group Holdings Ltd.
(c)
11.50%, 01/30/23 ........... 200 60,000
9.38%, 06/30/24 ............ 200 56,000
11.70%, 11/11/25 ........... 200 56,000
KWG Group Holdings Ltd., 5.88%
,
11/10/24
(c)
................. 200 151,000
Leader Goal International Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.92%),
4.25%
(b)(c)(j)
................ 200 203,500
Logan Group Co. Ltd., 5.75%
,
01/14/25
(c)
................ 200 184,500
Longfor Group Holdings Ltd., 4.50%
,
01/16/28
(c)
................ 200 211,350
Modern Land China Co. Ltd., 9.80%
,
04/11/23
(c)(e)(l)
............... 200 44,000

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
China (continued)
New Metro Global Ltd., 4.50%
,
05/02/26
(c)
................ USD 200 $ 168,500
Pearl Holding III Ltd., 9.00%
,
10/22/25
(c)
152 33,683
Prime Bloom Holdings Ltd., 6.95%
,
07/05/22
(c)(e)(l)
............... 1,003 186,683
Redsun Properties Group Ltd., 10.50%
,
10/03/22
(c)
................ 200 140,000
RKPF Overseas 2019 A Ltd., 6.00%
,
09/04/25
(c)
................ 200 181,000
Ronshine China Holdings Ltd.
(c)
5.50%, 02/01/22 ............ 200 133,037
8.95%, 01/22/23 ............ 200 86,063
Scenery Journey Ltd., 11.50%
,
10/24/22
(c)(e)(l)
............... 265 53,662
Seazen Group Ltd., 6.45%
,
06/11/22
(c)
200 188,500
Shimao Group Holdings Ltd., 5.60%
,
07/15/26
(c)
................ 200 184,100
Shui On Development Holding Ltd.,
5.50%
,
03/03/25
(c)
........... 200 188,063
Sino-Ocean Land Treasure IV Ltd.,
4.75%
,
08/05/29
(c)
........... 230 212,577
Sunac China Holdings Ltd.
(c)
7.50%, 02/01/24 ............ 200 147,062
7.00%, 07/09/25 ............ 200 140,000
Tencent Holdings Ltd., 3.24%
,
06/03/50
(c)
................ 250 238,637
Times China Holdings Ltd., 6.75%
,
07/08/25
(c)
................ 200 153,000
Vanke Real Estate Hong Kong Co. Ltd.,
3.98%
,
11/09/27
(c)
........... 200 208,350
Weibo Corp., 3.38%
,
07/08/30 ..... 200 197,600
Yango Justice International Ltd., 8.25%
,
11/25/23
(c)
................. 200 40,000
Yanlord Land HK Co. Ltd., 5.13%
,
05/20/26
(c)
................ 200 194,000
Yuzhou Group Holdings Co. Ltd.
(c)
8.50%, 02/26/24 ............ 200 86,000
7.38%, 01/13/26 ............ 200 82,000
Zhenro Properties Group Ltd., 7.88%
,
04/14/24
(c)
................ 200 124,000
ZhongAn Online P&C Insurance Co.
Ltd., 3.13%
,
07/16/25
(c)
........ 200 195,500
19,087,232
Colombia — 0.1%
Avianca Holdings SA, 9.00%
,
03/31/22
(a)
................ 113 112,091
Banco Davivienda SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 5.10%), 6.65%
(a)
(b)(j)
...................... 200 208,662
Banco GNB Sudameris SA, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.66%),
7.50%
,
04/16/31
(a)(b)
.......... 200 202,600
Geopark Ltd., 5.50%
,
01/17/27
(a)
... 200 198,725
Grupo Aval Ltd., 4.38%
,
02/04/30
(a)
.. 200 194,875
Millicom International Cellular SA,
5.13%
,
01/15/28
(c)
........... 282 293,021
1,209,974
Security
Par (000)
Par (000) Value
Cyprus — 0.2%
Bank of Cyprus PCL
(EUR Swap Annual 5 Year +
2.79%), 2.50%, 06/24/27
(b)(c)
.. EUR 2,224 $ 2,498,983
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ USD 400 423,200
France — 4.0%
Accor SA, 0.70%
,
12/07/27
(c)(h)
..... EUR 127 76,304
Air France-KLM, 3.88%
,
07/01/26
(c)
.. 100 113,144
Altice France SA
(c)
5.88%, 02/01/27 ............ 505 610,283
4.13%, 01/15/29 ............ 6,860 7,801,295
4.25%, 10/15/29 ............ 2,931 3,354,354
BNP Paribas SA
(b)(j)
(LIBOR USD 6 Month + 0.08%),
0.23% ................. USD 740 699,300
Series TMO, (BFRTMO - 0.25%),
0.00% ................. EUR 1,503 1,648,058
CAB SELAS, 3.38%
,
02/01/28
(c)
.... 100 114,882
Carrefour SA, 0.00%
,
06/14/23
(c)(h)(i)
.. USD 1,800 1,771,506
Casino Guichard Perrachon SA
(EURIBOR Swap Rate 10 Year +
1.00%), 1.26%
(b)(j)
......... EUR 3,764 1,688,346
(EURIBOR Swap Rate 5 Year +
3.82%), 3.99%
(b)(c)(j)
........ 7,400 5,774,220
5.25%, 04/15/27
(c)
........... 400 438,471
CGG SA, 7.75%
,
04/01/27
(c)
...... 3,300 3,795,726
Chrome Bidco SASU
3.50%, 05/31/28
(c)
........... 332 383,650
Chrome Holdco SASU
5.00%, 05/31/29
(c)
........... 250 289,000
CMA CGM SA, 7.50%
,
01/15/26
(c)
... 100 126,969
Eutelsat SA, 2.00%
,
10/02/25
(c)
.... 1,800 2,150,212
Faurecia SE, 3.75%
,
06/15/28
(c)
.... 100 119,765
Getlink SE, 3.50%
,
10/30/25
(c)
..... 200 236,888
Goldstory SASU, 5.38%
,
03/01/26
(c)
. 4,300 5,095,070
Iliad Holding SAS, 5.13%
,
10/15/26
(c)
100 118,818
IPD 3 BV, 5.50%
,
12/01/25
(c)
...... 100 118,502
Korian SA
(c)
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%),
4.13%
(b)(j)
............... GBP 100 134,719
(EURIBOR 6 Month + 9.00%),
1.90%
(b)(h)(j)
.............. EUR 2,381 1,181,916
0.88%, 03/06/27
(h)
........... 3,602 2,398,139
La Financiere Atalian SASU, 4.00%
,
05/15/24
(c)
................ 5,600 6,364,235
Loxam SAS, 3.75%
,
07/15/26
(c)
.... 533 620,515
Paprec Holding SA, 3.50%
,
07/01/28
(c)
100 115,450
Picard Bondco SA, 5.38%
,
07/01/27
(c)
4,400 5,005,018
Picard Groupe SAS, 3.88%
,
07/01/26
(c)
3,009 3,486,279
Quatrim SASU, 5.88%
,
01/15/24
(c)
.. 100 118,634
RCI Banque SA, (EUR Swap Annual 5
Year + 2.85%), 2.62%
,
02/18/30
(b)(c)
500 579,341
Renault SA, 2.38%
,
05/25/26
(c)
..... 100 117,173
Societe Generale SA, (USD Swap Semi
5 Year + 3.93%), 6.75%
(b)(c)(j)
.... USD 1,600 1,784,000
Tereos Finance Groupe I SA, 7.50%
,
10/30/25
(c)
................ EUR 100 124,126
TotalEnergies SE, Series FP, 0.50%
,
12/02/22
(c)(h)
............... USD 7,000 7,165,830

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
France (continued)
Vallourec SA, 8.50%
,
06/30/26
(c)
.... EUR 256 $ 306,294
66,026,432
Germany — 2.0%
ADLER Group SA
(c)
3.25%, 08/05/25 ............ 200 213,571
2.75%, 11/13/26 ............ 600 620,753
ADLER Real Estate AG, 3.00%
,
04/27/26
(c)
................ 700 764,694
Aroundtown SA, (EUR Swap Annual 5
Year + 3.98%), 3.37%
(b)(c)(j)
...... 100 119,814
BK LC Lux Finco1 SARL, 5.25%
,
04/30/29
(c)
................ 100 119,214
Cheplapharm Arzneimittel GmbH,
3.50%
,
02/11/27
(c)
........... 487 562,584
Commerzbank AG, (EUR Swap Annual
5 Year + 6.36%), 6.12%
(b)(c)(j)
.... 800 1,000,856
Deutsche Lufthansa AG
(c)
2.00%, 07/14/24 ............ 500 579,575
2.88%, 02/11/25 ............ 100 117,762
2.00%, 11/17/25
(h)
........... 1,900 2,285,420
3.75%, 02/11/28 ............ 100 119,299
3.50%, 07/14/29 ............ 3,100 3,624,281
DIC Asset AG, 2.25%
,
09/22/26
(c)
... 200 222,881
Douglas GmbH, 6.00%
,
04/08/26
(c)
.. 3,300 3,791,293
Gruenenthal GmbH
(c)
3.63%, 11/15/26 ............ 100 118,582
4.13%, 05/15/28 ............ 417 499,165
HT Troplast GmbH, 9.25%
,
07/15/25
(c)
100 124,559
IHO Verwaltungs GmbH
(k)
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(b)(c)
............. 372 440,845
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(a)
.............. USD 200 207,500
Nidda Healthcare Holding GmbH
3.50%, 09/30/24
(c)
........... EUR 8,818 10,030,093
PCF GmbH
(c)
4.75%, 04/15/26 ............ 100 117,568
(EURIBOR 3 Month + 4.75%),
4.75%, 04/15/26
(b)
......... 100 115,720
Renk AG, 5.75%
,
07/15/25
(c)
...... 447 535,593
Schenck Process Holding GmbH,
5.38%
,
06/15/23
(c)
........... 100 115,600
Sudzucker International Finance BV,
(EURIBOR 3 Month + 3.10%),
2.56%
(b)(c)(j)
................ 2,117 2,170,957
Techem Verwaltungsgesellschaft 674
mbH, 6.00%
,
07/30/26
(c)
....... 373 441,728
Techem Verwaltungsgesellschaft 675
mbH, 2.00%
,
07/15/25
(c)
....... 524 593,801
Tele Columbus AG, 3.88%
,
05/02/25
(c)
100 114,675
thyssenkrupp AG
(c)
1.88%, 03/06/23 ............ 287 332,472
2.88%, 02/22/24 ............ 405 475,272
TK Elevator Holdco GmbH, 6.63%
,
07/15/28
(c)
................ 90 108,722
TK Elevator Midco GmbH, 4.38%
,
07/15/27
(c)
................ 441 524,147
TK Elevator US Newco, Inc., 5.25%
,
07/15/27
(a)
................ USD 440 447,832
TUI AG, 5.00%
,
04/16/28
(c)(h)
...... EUR 1,700 1,946,511
ZF Finance GmbH
(c)
2.00%, 05/06/27 ............ 100 115,600
Security
Par (000)
Par (000) Value
Germany (continued)
3.75%, 09/21/28 ............ EUR 300 $ 374,221
34,093,160
Ghana — 0.5%
Tullow Oil plc, 10.25%
,
05/15/26
(a)
.. USD 8,039 8,430,901
Greece — 0.0%
Danaos Corp., 8.50%
,
03/01/28
(a)
... 100 109,600
Guatemala — 0.0%
Banco Industrial SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.44%), 4.88%
,
01/29/31
(a)(b)
............... 200 199,913
Central American Bottling Corp.,
5.75%
,
01/31/27
(c)
........... 141 145,785
Investment Energy Resources Ltd.,
6.25%
,
04/26/29
(a)
........... 200 213,000
558,698
Hong Kong — 0.4%
Bank of East Asia Ltd. (The), (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%),
4.00%
,
05/29/30
(b)(c)
.......... 250 258,562
Li & Fung Ltd., 4.50%
,
08/18/25
(c)
... 200 204,537
Melco Resorts Finance Ltd., 5.25%
,
04/26/26
(c)
................ 200 197,475
Nan Fung Treasury III Ltd., 5.00%
(c)(j)
. 200 200,413
Nanyang Commercial Bank Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%),
5.00%
(b)(c)(j)
................ 200 202,438
NWD Finance BVI Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.86%), 4.12%
(b)(c)
(j)
....................... 200 195,500
NWD MTN Ltd., 4.13%
,
07/18/29
(c)
.. 400 400,450
Seaspan Corp., 5.50%
,
08/01/29
(a)
.. 5,430 5,483,811
7,143,186
India — 0.3%
ABJA Investment Co. Pte. Ltd., 5.95%
,
07/31/24
(c)
................ 200 218,000
Adani Electricity Mumbai Ltd., 3.95%
,
02/12/30
(c)
................ 275 272,817
BPRL International Singapore Pte. Ltd.,
4.38%
,
01/18/27
(c)
........... 200 210,475
Continuum Energy Levanter Pte. Ltd.,
4.50%
,
02/09/27
(a)
........... 239 244,649
GMR Hyderabad International Airport
Ltd., 5.38%
,
04/10/24
(c)
........ 200 204,913
Greenko Dutch BV, 3.85%
,
03/29/26
(c)
197 198,231
HDFC Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.93%), 3.70%
(b)(c)
(j)
....................... 200 198,500
Hindustan Petroleum Corp. Ltd.,
4.00%
,
07/12/27
(c)
........... 200 209,725
Muthoot Finance Ltd., 6.13%
,
10/31/22
(a)
................ 234 239,674
Network i2i Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.27%), 5.65%
(b)(c)
(j)
....................... 200 211,350

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
India (continued)
ONGC Videsh Vankorneft Pte. Ltd.,
3.75%
,
07/27/26
(c)
........... USD 200 $ 209,600
Periama Holdings LLC, 5.95%
,
04/19/26
(c)
................ 200 216,250
ReNew Power Pvt Ltd., 5.88%
,
03/05/27
(c)
................ 200 209,563
Shriram Transport Finance Co. Ltd.,
5.95%
,
10/24/22
(c)
........... 200 203,400
Summit Digitel Infrastructure Pvt Ltd.,
2.88%
,
08/12/31
(c)
........... 200 191,496
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(c)
................ 200 202,812
UPL Corp. Ltd., 4.50%
,
03/08/28
(c)
.. 250 263,641
Vedanta Resources Finance II plc
13.88%, 01/21/24
(c)
.......... 200 216,250
8.95%, 03/11/25
(a)
........... 240 242,400
4,163,746
Indonesia — 0.1%
JGC Ventures Pte. Ltd., 10.75%
,
08/30/21
(c)(e)(l)
............... 500 263,906
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39
(c)
................ 224 257,143
Medco Oak Tree Pte. Ltd., 7.38%
,
05/14/26
(c)
................ 200 213,812
Minejesa Capital BV, 5.63%
,
08/10/37
(c)
200 210,250
Star Energy Geothermal Darajat II
4.85%, 10/14/38
(c)
........... 200 221,538
4.85%, 10/14/38
(a)
........... 220 243,691
Theta Capital Pte. Ltd., 8.13%
,
01/22/25
(c)
................ 200 212,000
1,622,340
Ireland — 0.1%
AIB Group plc, (EUR Swap Annual 5
Year + 6.63%), 6.25%
(b)(c)(j)
...... EUR 1,337 1,723,313
Israel — 0.2%
Bank Leumi Le-Israel BM, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.63%), 3.27%
,
01/29/31
(a)(b)(c)
.............. USD 241 242,807
Energean Israel Finance Ltd., 4.88%
,
03/30/26
(a)(c)
............... 105 106,575
Leviathan Bond Ltd., 5.75%
,
06/30/23
(a)
(c)
...................... 88 91,315
Teva Pharmaceutical Finance
Netherlands II BV
6.00%, 01/31/25 ............ EUR 1,265 1,570,919
4.50%, 03/01/25 ............ 635 753,467
1.88%, 03/31/27
(c)
........... 524 559,291
1.63%, 10/15/28
(c)
........... 424 436,779
3,761,153
Italy — 2.1%
Autostrade per l'Italia SpA
(c)
2.00%, 12/04/28 ............ 1,681 2,037,483
1.88%, 09/26/29 ............ 2,690 3,233,715
2.00%, 01/15/30 ............ 1,460 1,768,840
Banco BPM SpA
(b)(c)
(EUR Swap Annual 5 Year +
5.42%), 5.00%, 09/14/30 .... 100 125,448
(EUR Swap Annual 5 Year +
3.17%), 2.87%, 06/29/31 .... 5,961 6,881,834
Security
Par (000)
Par (000) Value
Italy (continued)
Cedacri Mergeco SpA, (EURIBOR 3
Month + 4.63%), 4.62%
,
05/15/28
(b)
(c)
...................... EUR 109 $ 126,634
Centurion Bidco SpA, 5.88%
,
09/30/26
(c)
................ 300 359,736
doValue SpA, 3.38%
,
07/31/26
(c)
.... 128 148,708
Gamma Bidco SpA
(c)
5.13%, 07/15/25 ............ 756 880,490
6.25%, 07/15/25 ............ 469 558,592
IMA Industria Macchine Automatiche
SpA
(c)
3.75%, 01/15/28 ............ 100 114,745
(EURIBOR 3 Month + 4.00%),
4.00%, 01/15/28
(b)
......... 100 115,453
Intesa Sanpaolo SpA
(c)
(EUR Swap Annual 5 Year +
7.19%), 7.75%
(b)(j)
......... 3,400 4,750,871
(EUR Swap Annual 5 Year +
5.85%), 5.50%
(b)(j)
......... 1,700 2,159,264
(EUR Swap Annual 5 Year +
5.75%), 5.87%, 03/04/29
(b)
... 424 542,817
5.15%, 06/10/30 ............ GBP 100 152,703
(EUR Swap Annual 5 Year +
6.09%), 5.87%
(b)(j)
......... EUR 2,675 3,527,597
Leather 2 SpA, (EURIBOR 3 Month +
4.50%), 4.50%
,
09/30/28
(b)(c)
.... 100 115,380
Nexi SpA, 0.00%
,
02/24/28
(c)(h)(i)
.... 1,900 2,100,999
Rekeep SpA, 7.25%
,
02/01/26
(c)
.... 300 369,827
Rossini SARL
(c)
(EURIBOR 3 Month + 3.88%),
3.88%, 10/30/25
(b)
......... 100 115,600
6.75%, 10/30/25 ............ 278 332,364
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%),
4.25%
,
12/14/47
(b)(c)
.......... 100 130,050
Telecom Italia Finance SA, 7.75%
,
01/24/33 ................. 357 583,959
Telecom Italia SpA
(c)
4.00%, 04/11/24 ............ 496 607,578
2.75%, 04/15/25 ............ 441 529,784
1.63%, 01/18/29 ............ 432 473,798
UniCredit SpA, (EURIBOR Swap Rate
5 Year + 4.74%), 4.87%
,
02/20/29
(b)
(c)
...................... 1,049 1,303,585
Unipol Gruppo SpA, 3.25%
,
09/23/30
(c)
443 588,447
34,736,301
Japan — 1.2%
Nissan Motor Co. Ltd., 3.52%
,
09/17/25
(a)
................ USD 648 681,731
Rakuten Group, Inc., (EUR Swap
Annual 5 Year + 4.74%), 4.25%
(b)(c)(j)
EUR 1,752 2,010,102
SoftBank Group Corp.
(c)
2.13%, 07/06/24 ............ 100 114,558
4.75%, 07/30/25 ............ 200 244,428
3.13%, 09/19/25 ............ 433 501,254
2.88%, 01/06/27 ............ 218 244,428
5.00%, 04/15/28 ............ 4,579 5,591,052
3.38%, 07/06/29 ............ 100 110,895
4.00%, 09/19/29 ............ 7,004 8,082,050
5.25%, 07/06/31 ............ USD 2,200 2,201,056
19,781,554

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Kuwait — 0.0%
(a)
Equate Petrochemical BV, 2.63%
,
04/28/28 ................. USD 200 $ 199,313
NBK Tier 1 Financing Ltd., (USD Swap
Semi 6 Year + 2.88%), 3.62%
(b)(j)
. 252 250,661
449,974
Luxembourg — 2.9%
Albion Financing 1 SARL, 5.25%
,
10/15/26
(c)
................ EUR 150 174,063
Altice Financing SA
(c)
2.25%, 01/15/25 ............ 115 128,033
3.00%, 01/15/28 ............ 18,089 19,813,063
Series SEPT, 4.25%, 08/15/29 .. 3,078 3,491,132
Altice France Holding SA, 8.00%
,
05/15/27
(a)
................ 100 122,478
Cidron Aida Finco SARL
(c)
5.00%, 04/01/28 ............ 4,400 4,991,834
6.25%, 04/01/28 ............ GBP 100 134,272
Cullinan Holdco SCSp, 4.63%
,
10/15/26
(c)
................ EUR 129 149,935
Garfunkelux Holdco 3 SA
(c)
6.75%, 11/01/25 ............ 6,969 8,336,519
7.75%, 11/01/25 ............ GBP 100 141,816
Herens Midco SARL, 5.25%
,
05/15/29
(c)
EUR 463 498,361
HSE Finance SARL, 5.63%
,
10/15/26
(c)
100 118,259
INEOS Finance plc, 3.38%
,
03/31/26
(c)
386 455,140
Kleopatra Finco SARL, 4.25%
,
03/01/26
(c)
................ 2,100 2,325,738
Matterhorn Telecom SA, 4.00%
,
11/15/27
(c)
................. 3,730 4,372,997
Monitchem HoldCo 2 SA, 9.50%
,
09/15/26
(c)
................ 100 122,270
Monitchem HoldCo 3 SA, 5.25%
,
03/15/25
(c)
................ 222 259,331
SES SA, (EUR Swap Annual 5 Year +
3.19%), 2.87%
(b)(c)(j)
.......... 597 701,381
Summer BC Holdco A SARL, 9.25%
,
10/31/27
(c)
................ 472 591,000
Summer BC Holdco B SARL, 5.75%
,
10/31/26
(c)
................ 485 584,768
47,512,390
Macau — 0.0%
Sands China Ltd., 4.38%
,
06/18/30 .. USD 230 234,296
Wynn Macau Ltd., 5.50%
,
01/15/26
(c)
300 282,525
516,821
Malaysia — 0.1%
(c)
Cindai Capital Ltd., 0.00%
,
02/08/23
(h)(i)
567 577,587
Gohl Capital Ltd., 4.25%
,
01/24/27 .. 200 207,163
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28 ............ 200 230,912
1,015,662
Mexico — 0.2%
Alfa SAB de CV, 6.88%
,
03/25/44
(c)
.. 200 261,750
Banco Mercantil del Norte SA, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%),
6.75%
(a)(b)(j)
................ 200 208,662
BBVA Bancomer SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.65%), 5.12%
,
01/18/33
(b)(c)
............... 200 206,300
Security
Par (000)
Par (000) Value
Mexico (continued)
Braskem Idesa SAPI, 6.99%
,
02/20/32
(a)
................ USD 200 $ 204,560
Cemex SAB de CV
(a)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.53%), 5.12%
(b)(j)
......... 200 206,405
3.88%, 07/11/31 ............ 200 199,860
Controladora Mabe SA de CV, 5.60%
,
10/23/28
(a)
................ 200 228,662
Cydsa SAB de CV, 6.25%
,
10/04/27
(a)
200 203,025
FEL Energy VI SARL, 5.75%
,
12/01/40
(c)
................ 199 195,940
Grupo Bimbo SAB de CV, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.28%), 5.95%
(a)(b)
(j)
....................... 200 208,100
Mexico City Airport Trust, 5.50%
,
07/31/47
(c)
................ 200 202,100
Operadora de Servicios Mega SA de
CV SOFOM ER, 8.25%
,
02/11/25
(a)
200 196,600
2,521,964
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(a)
................ 238 251,060
Netherlands — 1.0%
Intertrust Group BV, 3.38%
,
11/15/25
(c)
EUR 235 273,018
Koninklijke KPN NV, (EUR Swap
Annual 5 Year + 2.34%), 2.00%
(b)(c)(j)
100 116,209
Nobel Bidco BV, 3.13%
,
06/15/28
(c)
.. 100 110,971
Nobian Finance BV, 3.63%
,
07/15/26
(c)
100 111,843
Summer BidCo BV, 9.00%
,
(9.00%
Cash or 9.75% PIK), 11/15/25
(b)(c)(k)
151 177,891
United Group BV
(c)
4.88%, 07/01/24 ............ 281 328,354
4.00%, 11/15/27 ............ 270 305,097
4.63%, 08/15/28 ............ 3,084 3,529,453
UPC Holding BV, 3.88%
,
06/15/29
(c)
. 100 117,479
UPCB Finance VII Ltd., 3.63%
,
06/15/29
(c)
................ 652 766,872
VEON Holdings BV, 4.00%
,
04/09/25
(a)
USD 200 207,250
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(c)
................ EUR 5,100 5,748,210
Ziggo Bond Co. BV, 3.38%
,
02/28/30
(c)
3,500 3,981,102
Ziggo BV, 2.88%
,
01/15/30
(c)
...... 106 122,218
15,895,967
Norway — 0.0%
DNB Bank ASA, (LIBOR USD 6 Month
+ 0.13%), 0.31%
(b)(j)
.......... USD 210 200,021
Oman — 0.0%
(a)
OQ SAOC, 5.13%
,
05/06/28 ...... 200 204,500
Oryx Funding Ltd., 5.80%
,
02/03/31 . 200 212,000
416,500
Paraguay — 0.0%
Bioceanico Sovereign Certificate Ltd.,
0.00%
,
06/05/34
(c)(i)
.......... 146 108,266
Peru — 0.0%
Inkia Energy Ltd., 5.88%
,
11/09/27
(c)
. 232 238,713
InRetail Consumer, 3.25%
,
03/22/28
(a)
200 195,913
434,626

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Portugal — 0.5%
Banco Espirito Santo SA
(c)(e)(l)
2.63%, 05/08/17 ............ EUR 6,100 $ 1,022,482
4.75%, 01/15/18 ............ 19,300 3,235,066
4.00%, 01/21/19 ............ 22,800 3,821,736
8,079,284
Russia — 0.0%
Metalloinvest Finance DAC, 3.38%
,
10/22/28
(a)
................ USD 303 302,297
Saudi Arabia — 0.0%
Arabian Centres Sukuk II Ltd., 5.63%
,
10/07/26
(a)
................ 405 422,339
Singapore — 0.0%
BOC Aviation Ltd., 3.50%
,
09/18/27
(c)
200 210,875
DBS Group Holdings Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.92%), 3.30%
(b)(c)
(j)
....................... 200 203,812
Puma International Financing SA,
5.00%
,
01/24/26
(a)
........... 200 200,913
615,600
South Africa — 0.0%
Liquid Telecommunications Financing
plc, 5.50%
,
09/04/26
(a)
........ 200 207,563
Sasol Financing USA LLC, 6.50%
,
09/27/28 ................. 200 221,500
429,063
South Korea — 0.0%
(c)
Kookmin Bank, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.64%), 4.35%
(b)(j)
200 210,100
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%),
5.87%
(b)(j)
................. 200 212,600
SK Battery America, Inc., 2.13%
,
01/26/26 ................. 200 195,532
618,232
Spain — 3.6%
Abertis Infraestructuras Finance BV,
(EUR Swap Annual 5 Year + 3.69%),
3.25%
(b)(c)(j)
................ EUR 100 118,069
Almirall SA, 2.13%
,
09/30/26
(c)
..... 100 116,185
Banco Bilbao Vizcaya Argentaria SA,
(USD Swap Semi 5 Year + 3.87%),
6.13%
(b)(j)
................. USD 200 215,052
Banco de Sabadell SA
(b)(c)
(EUR Swap Annual 5 Year +
6.20%), 5.75%
(j)
.......... EUR 1,000 1,225,582
(EUR Swap Annual 5 Year +
2.20%), 2.00%, 01/17/30 .... 600 683,238
(EUR Swap Annual 5 Year +
2.95%), 2.50%, 04/15/31 .... 900 1,039,963
Banco Santander SA, (EUR Swap
Annual 5 Year + 4.53%), 4.37%
(b)(c)(j)
200 238,460
CaixaBank SA, (EUR Swap Annual 5
Year + 6.22%), 6.37%
(b)(c)(j)
...... 2,800 3,479,560
Cellnex Telecom SA, 0.75%
,
11/20/31
(c)
(h)
...................... 24,200 27,388,280
Cirsa Finance International SARL
(c)
6.25%, 12/20/23 ............ 1,940 2,268,412
4.75%, 05/22/25 ............ 1,196 1,375,663
Security
Par (000)
Par (000) Value
Spain (continued)
4.50%, 03/15/27 ............ EUR 2,600 $ 2,960,432
Codere Finance 2 Luxembourg SA
10.75%, 09/30/23
(c)(m)
......... 3,839 4,650,902
10.75%, 09/30/23
(c)
.......... 617 756,047
4.50%, (4.50% Cash or 10.75%
PIK), 11/01/23
(b)(c)(k)
........ 4,348 2,974,843
4.50%, (4.50% Cash or 11.63%
PIK), 11/01/23
(a)(b)(k)
........ USD 652 391,337
Codere Finance Luxembourg SA,
10.75%
,
09/30/23 ........... EUR 1,118 1,253,636
Grifols Escrow Issuer SA, 3.88%
,
10/15/28
(c)
................ 1,086 1,257,111
Grupo Antolin-Irausa SA, 3.50%
,
04/30/28
(c)
................ 100 107,739
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29
(c)
................ 197 225,414
Lorca Telecom Bondco SA
4.00%, 09/18/27
(c)
........... 2,171 2,524,985
Repsol International Finance BV, (EUR
Swap Annual 5 Year + 4.00%),
3.75%
(b)(c)(j)
................ 100 121,936
Telefonica Europe BV
(b)(c)(j)
(EUR Swap Annual 10 Year +
4.30%), 5.87% ........... 500 636,615
(EUR Swap Annual 6 Year +
4.11%), 4.37% ........... 100 124,265
(EUR Swap Annual 8 Year +
2.97%), 3.88% ........... 100 124,144
Tendam Brands SAU
(c)
5.00%, 09/15/24 ............ 2,600 2,975,376
(EURIBOR 3 Month + 5.25%),
5.25%, 09/15/24
(b)
......... 100 115,051
59,348,297
Sweden — 0.1%
(c)
Fastighets AB Balder, (EUR Swap
Annual 5 Year + 3.19%), 2.87%
,
06/02/81
(b)
................ 100 110,398
Heimstaden Bostad AB
(b)(j)
(EUR Swap Annual 5 Year +
3.91%), 3.38% ........... 100 115,186
(EUR Swap Annual 5 Year +
3.15%), 2.62% ........... 100 109,255
(EUR Swap Annual 5 Year +
3.27%), 3.00% ........... 443 488,950
Verisure Holding AB
(EURIBOR 3 Month + 5.00%),
5.00%, 04/15/25
(b)
......... 524 613,632
3.88%, 07/15/26 ............ 140 164,892
3.25%, 02/15/27 ............ 422 486,013
Verisure Midholding AB, 5.25%
,
02/15/29 ................. 109 127,579
2,215,905
Switzerland — 1.2%
(c)
Cembra Money Bank AG, 0.00%
,
07/09/26
(h)(i)
................ CHF 3,600 3,851,230
Credit Suisse Group AG, (USD Swap
Semi 5 Year + 4.60%), 7.50%
(b)(j)
. USD 400 425,500
Credit Suisse Group Guernsey VII
Ltd.
(h)
Series AR, 3.00%, 11/12/21
(a)
... CHF 200 240,498
Series A, 3.00%, 11/12/21 ..... 6,200 7,455,439
Dufry One BV
2.50%, 10/15/24 ............ EUR 100 113,844
0.75%, 03/30/26
(h)
........... CHF 5,800 6,129,338

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Switzerland (continued)
3.38%, 04/15/28 ............ EUR 2,200 $ 2,498,694
20,714,543
Tanzania, United Republic Of — 0.0%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. USD 200 201,500
HTA Group Ltd., 7.00%
,
12/18/25
(a)
.. 200 208,163
409,663
Thailand — 0.1%
(c)
Bangkok Bank PCL
(b)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.73%), 5.00%
(j)
.......... 200 206,537
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34 .... 400 406,200
Kasikornbank PCL
(b)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.94%), 5.28%
(j)
.......... 200 207,850
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.70%), 3.34%, 10/02/31 .... 330 330,681
Thaioil Treasury Center Co. Ltd.,
3.75%
,
06/18/50 ............ 240 219,089
1,370,357
Turkey — 0.0%
Anadolu Efes Biracilik ve Malt Sanayii
A/S, 3.38%
,
06/29/28
(a)
........ 200 200,750
Ukraine — 0.0%
MHP Lux SA, 6.25%
,
09/19/29
(a)
.... 200 203,163
United Arab Emirates — 0.1%
DAE Funding LLC, 3.38%
,
03/20/28
(a)
200 203,750
DP World Salaam, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.75%), 6.00%
(b)(c)
(j)
....................... 200 219,188
Esic Sukuk Ltd., 3.94%
,
07/30/24
(c)
.. 425 437,962
Galaxy Pipeline Assets Bidco Ltd.,
2.63%
,
03/31/36
(c)
........... 200 195,063
MAF Sukuk Ltd., 4.64%
,
05/14/29
(c)
. 400 449,700
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)
................ 33 33,660
1,539,323
United Kingdom — 6.9%
Barclays plc, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.87%), 6.13%
(b)(j)
....... 845 928,182
BCP V Modular Services Finance II
plc
(c)
4.75%, 11/30/28 ............ EUR 4,700 5,420,704
6.13%, 11/30/28 ............ GBP 200 273,710
Bellis Acquisition Co. plc, 3.25%
,
02/16/26
(c)
................ 100 130,860
BP Capital Markets plc
(c)
1.00%, 04/28/23
(h)
........... 1,800 2,553,033
(EUR Swap Annual 5 Year +
3.88%), 3.25%
(b)(j)
......... EUR 100 122,999
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 4.17%),
4.25%
(b)(j)
............... GBP 200 287,573
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ USD 1,000 $ 1,037,500
Constellation Automotive Financing plc,
4.88%
,
07/15/27
(c)
........... GBP 200 263,446
Cornwall Jersey Ltd., 0.75%
,
04/16/26
(c)
(h)
...................... 1,700 2,039,208
CPUK Finance Ltd., 4.50%
,
08/28/27
(c)
100 137,979
EC Finance plc, 3.00%
,
10/15/26
(c)
.. EUR 7,060 8,242,974
eG Global Finance plc
(c)
4.38%, 02/07/25 ............ 100 114,027
6.25%, 10/30/25 ............ 476 557,244
EnQuest plc, 0.00%
,
(0.00% Cash or
7.00% PIK), 10/15/23
(a)(b)(c)(k)
..... USD 1,214 1,164,652
Galaxy Bidco Ltd., 6.50%
,
07/31/26
(c)
GBP 105 148,512
Heathrow Finance plc
(c)(m)
5.25%, 03/01/24 ............ 100 142,329
4.62%, 09/01/29 ............ 115 158,760
HSBC Bank plc
(b)(j)
Series 3M, (LIBOR USD 6 Month +
0.10%), 0.60% ........... USD 1,180 1,100,350
Series 1M, (LIBOR USD 6 Month +
0.25%), 0.42% ........... 3,270 3,059,085
Series 2M, (LIBOR USD 6 Month +
0.25%), 0.75% ........... 2,800 2,622,984
Hurricane Finance plc, 8.00%
,
10/15/25
(c)
................ GBP 100 145,750
Iceland Bondco plc, 4.38%
,
05/15/28
(c)
100 119,064
International Consolidated Airlines
Group SA
(c)
2.75%, 03/25/25 ............ EUR 100 115,150
1.13%, 05/18/28
(h)
........... 12,200 13,511,289
3.75%, 03/25/29 ............ 100 114,812
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(c)(e)(h)
(l)
....................... GBP 4,500 1,385,657
Jaguar Land Rover Automotive plc
4.50%, 10/01/27
(a)
........... USD 9,829 9,435,840
4.50%, 07/15/28
(c)
........... EUR 119 136,793
Metrocentre Finance plc, 4.13%
,
(4.13% Cash or 8.75% PIK),
12/06/23
(k)
................ GBP 823 592,343
National Express Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.14%), 4.25%
(b)
(c)(j)
...................... 100 139,963
Neptune Energy Bondco plc, 6.63%
,
05/15/25
(a)
................ USD 10,158 10,386,555
Ocado Group plc, 3.88%
,
10/08/26
(c)
. GBP 2,862 3,823,827
Pinewood Finance Co. Ltd., 3.25%
,
09/30/25
(c)
................ 100 136,906
Premier Foods Finance plc, 3.50%
,
10/15/26
(c)
................ 100 134,233
Sherwood Financing plc
(c)
4.50%, 11/15/26 ............ EUR 100 115,022
6.00%, 11/15/26 ............ GBP 100 136,855
(EURIBOR 3 Month + 4.63%),
4.63%, 11/15/27
(b)
......... EUR 100 115,600
Stonegate Pub Co. Financing plc
(c)
8.00%, 07/13/25 ............ GBP 3,655 5,127,121
8.25%, 07/31/25 ............ 2,287 3,245,504
Thames Water Kemble Finance plc,
4.63%
,
05/19/26
(c)
........... 424 600,874
Unique Pub Finance Co. plc (The),
Series N, 6.46%
,
03/30/32
(c)(m)
... 2,735 4,492,653

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Very Group Funding plc (The), 6.50%
,
08/01/26
(c)
................ GBP 9,091 $ 12,369,327
Virgin Media Secured Finance plc,
5.50%
,
05/15/29
(a)
........... USD 400 422,064
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(c)
....... GBP 100 137,197
Vmed O2 UK Financing I plc
(c)
4.00%, 01/31/29 ............ 11,561 15,624,034
4.50%, 07/15/31 ............ 425 583,088
Vodafone Group plc
(b)(c)
(EUR Swap Annual 5 Year +
3.43%), 4.20%, 10/03/78 .... EUR 324 417,144
(EUR Swap Annual 5 Year +
2.67%), 3.10%, 01/03/79 .... 100 119,414
Series NC10, (EUR Swap Annual 5
Year + 3.23%), 3.00%, 08/27/80 100 117,577
114,307,767
United States — 22.6%
Advanced Micro Devices, Inc., 7.50%
,
08/15/22
(g)
................ USD 9,819 10,322,224
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. 140 145,138
Allied Universal Holdco LLC
(c)
3.63%, 06/01/28 ............ EUR 217 245,835
4.88%, 06/01/28 ............ GBP 100 133,365
American Airlines Group, Inc., Series
2017-1C, 5.18%
,
08/15/23
(d)
.... USD 6,862 6,887,583
American Airlines Pass-Through Trust
(d)
Series 2017-2, Class A, 4.13%,
06/15/22 ............... 40,000 39,850,000
Series 2011-1, Class B, 4.87%,
04/22/25 ............... 3,996 4,021,137
Series 2017-2, Class A, 4.00%,
12/15/25 ............... 7,193 7,165,888
American Airlines, Inc., Series 2017-2C,
5.18%
,
10/15/23
(d)
........... 6,896 6,818,455
AMN Healthcare, Inc., 4.63%
,
10/01/27
(a)
................ 150 154,128
Apex Tool Group LLC, 9.00%
,
02/15/23
(a)
................ 2,000 2,002,500
Ashton Woods USA LLC, 4.63%
,
08/01/29
(a)
................ 86 85,247
Avaya Holdings Corp., 2.25%
,
06/15/23
(h)
................ 3,000 3,110,628
Avaya, Inc., 6.13%
,
09/15/28
(a)
..... 6,751 7,023,065
Bausch Health Cos., Inc., 4.88%
,
06/01/28
(a)
................ 103 106,069
Belden, Inc.
(c)
4.13%, 10/15/26 ............ EUR 535 631,578
3.88%, 03/15/28 ............ 100 119,523
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ USD 64 68,800
Boxer Parent Co., Inc.
6.50%, 10/02/25
(c)
........... EUR 394 477,412
7.13%, 10/02/25
(a)
........... USD 2,286 2,434,590
Boyd Gaming Corp.
8.63%, 06/01/25
(a)
........... 150 161,625
4.75%, 12/01/27 ............ 34 35,030
Bristow Group, Inc., 6.88%
,
03/01/28
(a)
200 207,500
Buckeye Partners LP
4.15%, 07/01/23 ............ 202 208,999
4.35%, 10/15/24 ............ 275 287,656
4.13%, 03/01/25
(a)
........... 125 128,125
Caesars Entertainment, Inc.
(a)
6.25%, 07/01/25 ............ 1,170 1,230,664
Security
Par (000)
Par (000) Value
United States (continued)
8.13%, 07/01/27 ............ USD 374 $ 418,899
Caesars Resort Collection LLC, 5.75%
,
07/01/25
(a)
................ 225 236,419
California Resources Corp., 7.13%
,
02/01/26
(a)
................ 129 136,090
Calpine Corp., 5.13%
,
03/15/28
(a)
... 31 30,845
Carnival Corp.
(c)
10.13%, 02/01/26 ........... EUR 9,430 12,481,737
7.63%, 03/01/26 ............ 100 124,154
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ USD 4,000 3,660,000
Catalent Pharma Solutions, Inc.
2.38%, 03/01/28
(c)
........... EUR 318 367,222
Cedar Fair LP, 5.50%
,
05/01/25
(a)
... USD 397 411,888
Centene Corp.
2.45%, 07/15/28 ............ 529 527,206
2.63%, 08/01/31 ............ 360 354,139
Centennial Resource Production LLC,
5.38%
,
01/15/26
(a)
........... 24 23,880
Change Healthcare Holdings LLC,
5.75%
,
03/01/25
(a)
........... 4,857 4,893,428
Chemours Co. (The), 4.00%
,
05/15/26 EUR 100 116,621
Cheniere Energy Partners LP, 4.50%
,
10/01/29 ................. USD 19 20,286
Cheniere Energy, Inc., 4.63%
,
10/15/28 183 191,912
Chesapeake Energy Corp., 5.50%
,
02/01/26
(a)
................ 125 130,313
Colgate Energy Partners III LLC,
7.75%
,
02/15/26
(a)
........... 102 108,885
Commercial Metals Co., 5.38%
,
07/15/27 ................. 172 179,740
CommScope, Inc.
(a)
6.00%, 03/01/26 ............ 3,210 3,306,300
8.25%, 03/01/27 ............ 8,126 8,279,906
Consensus Cloud Solutions, Inc.
(a)
6.00%, 10/15/26 ............ 6,000 6,127,500
6.50%, 10/15/28 ............ 500 520,000
Coty, Inc.
(c)
4.00%, 04/15/23 ............ EUR 524 605,799
3.88%, 04/15/26 ............ 206 242,303
4.75%, 04/15/26 ............ 100 115,274
CSC Holdings LLC, 5.50%
,
04/15/27
(a)
USD 1,250 1,290,625
Dana Financing Luxembourg SARL,
3.00%
,
07/15/29
(c)
........... EUR 100 116,178
DaVita, Inc., 4.63%
,
06/01/30
(a)
.... USD 593 595,941
DIRECTV Holdings LLC, 5.88%
,
08/15/27
(a)
................ 2,501 2,592,662
Dun & Bradstreet Corp. (The), 10.25%
,
02/15/27
(a)
................ 12,140 13,026,220
Encore Capital Group, Inc., 4.88%
,
10/15/25
(c)
................ EUR 100 120,227
Energizer Gamma Acquisition BV,
3.50%
,
06/30/29
(c)
........... 100 111,890
Forestar Group, Inc.
(a)
3.85%, 05/15/26 ............ USD 115 114,999
5.00%, 03/01/28 ............ 1,399 1,435,724
Frontier Communications Corp.
(a)
5.88%, 10/15/27 ............ 4,000 4,190,000
5.00%, 05/01/28 ............ 2,511 2,551,804
6.75%, 05/01/29 ............ 4,753 4,889,649
Frontier Communications Holdings LLC
5.88%, 11/01/29 ............ 412 410,463
6.00%, 01/15/30
(a)
........... 1,404 1,410,641

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. USD 3,760 $ 4,004,400
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 1,500 1,608,750
GLP Capital LP, 4.00%
,
01/15/31 ... 213 227,024
Goodyear Europe BV, 2.75%
,
08/15/28
(c)
................ EUR 100 116,472
Goodyear Tire & Rubber Co. (The),
9.50%
,
05/31/25 ............ USD 4,156 4,529,541
GXO Logistics, Inc.
(a)
1.65%, 07/15/26 ............ 70 68,774
2.65%, 07/15/31 ............ 355 351,006
Hanesbrands, Inc., 5.38%
,
05/15/25
(a)
4,818 5,010,720
HCA, Inc.
5.38%, 02/01/25 ............ 293 325,963
5.88%, 02/01/29 ............ 29 34,516
Homes by West Bay LLC, 9.50%
,
04/30/27
(d)
................ 1,201 1,178,541
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(a)
................ 363 380,696
iHeartCommunications, Inc., 8.38%
,
05/01/27 ................. 2,920 3,109,800
Illuminate Buyer LLC, 9.00%
,
07/01/28
(a)
................ 67 72,360
International Game Technology plc,
2.38%
,
04/15/28
(c)
........... EUR 1,100 1,252,526
IQVIA, Inc., 5.00%
,
10/15/26
(a)
..... USD 3,500 3,596,075
Iron Mountain, Inc.
(a)
4.88%, 09/15/27 ............ 1,000 1,030,640
5.00%, 07/15/28 ............ 7,525 7,750,750
Jazz Investments I Ltd., 1.50%
,
08/15/24
(h)
................ 2,750 2,791,250
Kraton Polymers LLC, 5.25%
,
05/15/26
(c)
................ EUR 424 502,398
Liberty Mutual Group, Inc., (EUR Swap
Annual 5 Year + 3.70%), 3.63%
,
05/23/59
(b)(c)
............... 100 119,501
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(h)
............... USD 200 167,114
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 1,815 1,855,837
LogMeIn, Inc., 5.50%
,
09/01/27
(a)
... 7,936 7,943,063
Lumen Technologies, Inc.
(a)
5.13%, 12/15/26 ............ 4,375 4,476,631
5.38%, 06/15/29 ............ 2,250 2,258,438
Marriott International, Inc., Series FF,
4.63%
,
06/15/30 ............ 155 176,507
Marriott Ownership Resorts, Inc.,
6.13%
,
09/15/25
(a)
........... 175 183,659
MGM Growth Properties Operating
Partnership LP, 5.75%
,
02/01/27 . 101 115,140
Microchip Technology, Inc., 4.25%
,
09/01/25 ................. 10,168 10,575,951
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 284 286,522
Mozart Debt Merger Sub, Inc.
(a)
3.88%, 04/01/29 ............ 779 775,105
5.25%, 10/01/29 ............ 1,181 1,198,715
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 108 111,510
Nexstar Broadcasting, Inc., 4.75%
,
11/01/28
(a)
................ 185 189,005
Nexstar Media, Inc., 5.63%
,
07/15/27
(a)
17 17,935
Security
Par (000)
Par (000) Value
United States (continued)
Novelis Sheet Ingot GmbH, 3.38%
,
04/15/29
(c)
................ EUR 100 $ 117,854
OI European Group BV
(c)
3.13%, 11/15/24 ............ 533 629,488
2.88%, 02/15/25 ............ 533 618,441
Olympus Water US Holding Corp.
(c)
3.88%, 10/01/28 ............ 877 1,008,743
5.38%, 10/01/29 ............ 1,308 1,463,862
Organon & Co., 2.88%
,
04/30/28
(c)
.. 100 116,583
Pacific Gas & Electric Co.
2.10%, 08/01/27 ............ USD 3,250 3,153,596
4.55%, 07/01/30 ............ 500 544,664
3.25%, 06/01/31 ............ 1,250 1,253,746
4.50%, 07/01/40 ............ 3,250 3,382,575
4.20%, 06/01/41 ............ 1,000 1,008,055
4.60%, 06/15/43 ............ 750 767,271
Park Intermediate Holdings LLC,
4.88%
,
05/15/29
(a)
........... 388 392,850
Party City Holdings, Inc., 8.75%
,
02/15/26
(a)
................ 1,750 1,789,375
Peloton Interactive, Inc., 0.00%
,
02/15/26
(a)(h)(i)
.............. 1,000 889,615
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 778 830,033
PetSmart, Inc.
(a)
4.75%, 02/15/28 ............ 2,000 2,055,000
7.75%, 02/15/29 ............ 2,000 2,161,440
PG&E Corp., 5.00%
,
07/01/28 ..... 2,500 2,600,000
Pitney Bowes, Inc.
(a)
6.88%, 03/15/27 ............ 6,850 7,089,750
7.25%, 03/15/29 ............ 4,750 4,904,375
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 73 73,204
Prime Security Services Borrower LLC,
3.38%
,
08/31/27
(a)
........... 1,500 1,436,835
PTC, Inc., 3.63%
,
02/15/25
(a)
...... 2,500 2,540,687
Rattler Midstream LP, 5.63%
,
07/15/25
(a)
................ 100 104,500
Renewable Energy Group, Inc., 5.88%
,
06/01/28
(a)
................ 59 62,024
Rite Aid Corp., 7.50%
,
07/01/25
(a)
... 4,023 4,033,057
Rocket Mortgage LLC, 3.63%
,
03/01/29
(a)
................ 292 289,810
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ 6,007 6,942,050
7.38%, 09/01/25 ............ 2,734 2,904,875
Scientific Games International, Inc.,
3.38%
,
02/15/26
(c)
........... EUR 2,800 3,265,931
SCIL IV LLC
(c)
(EURIBOR 3 Month + 4.38%),
1.00%, 11/01/26
(b)
......... 100 116,201
4.38%, 11/01/26 ............ 100 116,028
SeaWorld Parks & Entertainment, Inc.,
8.75%
,
05/01/25
(a)
........... USD 399 425,434
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 1,481 1,549,076
Service Properties Trust
5.00%, 08/15/22 ............ 443 445,215
4.50%, 06/15/23 ............ 3,245 3,309,900
7.50%, 09/15/25 ............ 129 142,764
Silgan Holdings, Inc., 3.25%
,
03/15/25 EUR 533 619,414
SM Energy Co., 10.00%
,
01/15/25
(a)
. USD 2,519 2,802,387
SRM Escrow Issuer LLC, 6.00%
,
11/01/28
(a)
................ 927 964,080

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
SRS Distribution, Inc., 4.63%
,
07/01/28
(a)
................ USD 65 $ 66,449
Standard Industries, Inc., 2.25%
,
11/21/26
(c)
................. EUR 109 121,889
Staples, Inc., 7.50%
,
04/15/26
(a)
.... USD 8,509 8,600,812
SUN Country Marine, Inc., Series 2019-
1C, 7.00%
,
12/15/23
(d)
........ 16,355 16,109,923
Sunoco LP, 4.50%
,
04/30/30
(a)
..... 275 277,425
Talen Energy Supply LLC, 6.50%
,
06/01/25 ................. 103 62,492
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 631 649,514
TEGNA, Inc., 4.63%
,
03/15/28 ..... 11 11,096
Tenet Healthcare Corp.
(a)
4.63%, 06/15/28 ............ 45 46,631
4.25%, 06/01/29 ............ 194 196,383
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ............ 10 10,790
5.70%, 06/15/28 ............ 29 31,537
Triton Water Holdings, Inc., 6.25%
,
04/01/29
(a)
................ 238 237,593
UGI International LLC, 3.25%
,
11/01/25
(c)
................. EUR 524 613,710
Unifrax Escrow Issuer Corp.
(a)
5.25%, 09/30/28 ............ USD 3,000 2,992,500
7.50%, 09/30/29 ............ 1,111 1,104,056
United Wholesale Mortgage LLC,
5.50%
,
11/15/25
(a)
........... 814 809,930
Veritas US, Inc., 7.50%
,
09/01/25
(a)
.. 389 403,101
VICI Properties LP
(a)
3.50%, 02/15/25 ............ 36 36,630
4.63%, 12/01/29 ............ 35 37,341
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 165 170,775
WESCO Distribution, Inc.
(a)
7.13%, 06/15/25 ............ 4,227 4,480,620
7.25%, 06/15/28 ............ 3,490 3,849,156
William Carter Co. (The)
(a)
5.50%, 05/15/25 ............ 3,500 3,661,875
5.63%, 03/15/27 ............ 24 24,870
WMG Acquisition Corp., 2.25%
,
08/15/31
(c)
................ EUR 141 162,589
Wynn Resorts Finance LLC, 5.13%
,
10/01/29
(a)
................ USD 517 518,292
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 18,010 18,707,888
XHR LP
(a)
6.38%, 08/15/25 ............ 119 125,545
4.88%, 06/01/29 ............ 60 61,557
Zayo Group Holdings, Inc.
(a)
4.00%, 03/01/27 ............ 3,730 3,622,763
6.13%, 03/01/28 ............ 1,500 1,464,052
377,113,940
Vietnam — 0.0%
Mong Duong Finance Holdings BV,
5.13%
,
05/07/29
(c)
........... 250 248,484
Total Corporate Bonds — 53.3%
(Cost: $943,859,046) ............................. 890,190,242
Security
Par (000)
Pa r (000) Value
Floating Rate Loan Interests — 24.5%
Canada — 0.8%
(b)
Bausch Health Cos., Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
3.09%
,
 06/02/25 ............ USD 856 $ 853,436
Clarios Global LP, 1st Lien Term Loan,
(EURIBOR 1 Month + 3.25%),
3.25%
,
 04/30/26 ............ EUR 7,000 8,011,080
Knowlton Development Corp., Inc.,
Term Loan, 12/22/25
(n)
........ 992 1,150,442
Raptor Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month +
4.00%), 4.75%
,
 11/01/26 ....... USD 60 60,270
Titan Acquisition Ltd., Term Loan,
(LIBOR USD 3 Month + 3.00%),
3.17%
,
 03/28/25 ............ 1,390 1,364,895
Trader Corp., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%),
4.00%
,
 09/28/23
(d)
........... 1,188 1,185,318
12,625,441
France — 1.5%
(b)
CAB, Facility Term Loan B, (EURIBOR
6 Month + 3.50%), 3.50%
,
 02/09/28 EUR 5,000 5,744,684
Claudius Finance Parent SARL, Term
Loan B, (EURIBOR 6 Month +
3.50%), 3.50%
,
 07/05/28 ...... 3,000 3,458,602
Elsan SAS, Facility Term Loan B5,
(EURIBOR 6 Month + 3.50%),
3.50%
,
 06/16/28 ............ 1,000 1,152,994
Foncia Management, Facility Term
Loan B, (EURIBOR 3 Month +
3.50%), 3.50%
,
 03/27/28 ...... 6,500 7,438,109
Inovie Group, Facility Term Loan B,
(EURIBOR 3 Month + 3.75%),
3.75%
,
 03/03/28 ............ 1,000 1,153,468
Siaci Saint Honore, Term Loan,
07/21/28
(n)
................ 1,500 1,736,168
Tarkett Participation, Facility Term Loan
B, 04/21/28
(n)
.............. 2,567 2,905,883
ZF Invest, Facility Term Loan B,
(EURIBOR 6 Month + 4.00%),
4.00%
,
 07/12/28 ............ 1,600 1,851,912
25,441,820
Germany — 1.2%
(b)
CTC AcquiCo GmbH, Facility Term
Loan B1, (EURIBOR 3 Month +
2.50%), 2.50%
,
 03/07/25 ...... 5,830 6,696,280
Nidda Healthcare Holding GmbH,
Facility Term Loan F, (EURIBOR 3
Month + 3.50%), 3.50%
,
 08/21/26 2,900 3,304,628
Oxea Holding Vier GmbH, Term Loan
B1, (EURIBOR 3 Month + 3.50%),
3.50%
,
 10/14/24 ............ 1,830 2,100,375
Rain Carbon, Inc., Term Loan,
(EURIBOR 3 Month + 3.00%),
3.00%
,
 01/16/25 ............ 3,000 3,428,985
Wittur Holding GmbH, Facility 1st Lien
Term Loan B, (EURIBOR 6 Month +
4.50%), 4.50%
,
 10/02/26 ...... 3,060 3,492,259

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Germany (continued)
Zephyr German BidCo GmbH, Facility
Term Loan B1, (EURIBOR 1 Month
+ 3.75%), 3.75%
,
 03/10/28 ..... EUR 1,000 $ 1,153,226
20,175,753
Ireland — 0.6%
Virgin Media Ireland Ltd., Facility Term
Loan B1, (EURIBOR 6 Month +
3.50%), 3.50%
,
 07/15/29
(b)
..... 8,000 9,184,929
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., Term Loan
(d)
(LIBOR GBP 6 Month + 0.00%),
16.75%, 11/10/27
(b)
........ GBP 243 325,267
0.00%, 11/10/29
(o)
........... 213 58,414
383,681
Luxembourg — 1.5%
(b)
Concrete Investment II SCA, Facility
Term Loan A2, (EURIBOR 6 Month
+ 0.00%), 2.00%
,
 10/30/22
(d)
.... EUR 78 9
Connect Finco SARL, Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.50% - 3.59%
,
 12/11/26 ....... USD 886 885,937
Froneri International Ltd., Facility 1st
Lien Term Loan B1, (EURIBOR 6
Month + 2.63%), 2.63%
,
 01/29/27 EUR 1,000 1,127,100
Herens Holdco SARL, Facility Term
Loan B, (EURIBOR 6 Month +
4.00%), 4.00%
,
 07/03/28 ...... 4,400 5,076,227
Ion Trading Finance Ltd., Term Loan,
(EURIBOR 3 Month + 4.25%),
4.25%
,
 04/01/28 ............ 1,995 2,308,849
Jazz Pharmaceuticals plc, Term Loan
(b)
(EURIBOR 3 Month + 3.50%),
3.50%, 05/05/28 .......... 1,333 1,542,936
(LIBOR USD 1 Month + 3.50%),
4.00%, 05/05/28 .......... USD 4,489 4,494,361
LSF10 XL Bidco SCA, Facility Term
Loan B4, (EURIBOR 3 Month +
4.25%), 4.25%
,
 04/12/28 ...... EUR 2,500 2,883,064
Motion Acquisition Ltd, Facility Term
Loan B, (EURIBOR 3 Month +
3.00%), 3.00%
,
 11/12/26 ....... 1,900 2,118,538
Sunshine Luxembourg VII SARL,
Facility Term Loan B3, (LIBOR USD
3 Month + 3.75%), 4.50%
,
 10/01/26 USD 3,130 3,135,038
Travelport Finance (Luxembourg)
SARL, 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.00%),
5.13%
,
 05/29/26 ............ 373 326,541
Travelport Finance (Luxembourg)
SARL, Term Loan, (LIBOR USD 3
Month + 1.50%), 2.50%
,
 02/28/25 354 365,910
24,264,510
Netherlands — 1.6%
(b)
Adevinta ASA, Facility Term Loan B2,
06/26/28
(n)
................ 748 747,938
Boels Topholding BV, Facility Term
Loan B2, (EURIBOR 3 Month +
3.25%), 3.25%
,
 02/06/27 ...... EUR 1,000 1,150,463
Flutter Entertainment plc, Term Loan,
(LIBOR USD 3 Month + 2.25%),
2.38%
,
 07/21/26 ............ USD 747 743,830
Security
Par (000)
Par (000) Value
Netherlands (continued)
KOUTI BV, Facility Term Loan B,
(EURIBOR 3 Month + 3.75%),
3.75%
,
 07/17/28 ............ EUR 2,800 $ 3,226,701
Nobel Bidco BV, Facility Term Loan
B, (EURIBOR 3 Month + 3.50%),
3.50%
,
 09/01/28 ............ 5,000 5,740,581
Peer Holding III BV, Facility Term Loan
B
(b)
(EURIBOR 3 Month + 3.00%),
3.00%, 03/07/25 .......... 7,688 8,802,499
(EURIBOR 3 Month + 3.25%),
3.25%, 01/16/27 .......... 5,500 6,339,053
26,751,065
Norway — 0.1%
Adevinta ASA, Facility Term Loan
B1, (EURIBOR 3 Month + 3.25%),
3.25%
,
 06/26/28
(b)
........... 2,000 2,310,890
Singapore — 0.0%
Grab Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.50%),
5.50%
,
 01/29/26
(b)
........... USD 235 236,911
Spain — 0.4%
(b)
Invictus Media SLU, 2nd Lien Facility
Term Loan, (EURIBOR 6 Month +
7.50%), 7.50% - 8.50%
,
 12/26/25
(d)
EUR 89 64,475
Invictus Media SLU, Facility Term Loan
B1, (EURIBOR 6 Month + 4.75%),
4.75% - 5.75%
,
 06/26/25 ...... 5 5,442
Invictus Media SLU, Facility Term Loan
B2, (EURIBOR 6 Month + 4.75%),
4.75% - 6.75%
,
 06/26/25 ...... 3 3,401
Lorca Holdco Ltd., Term Loan B2,
(EURIBOR 6 Month + 4.25%),
4.25%
,
 09/17/27 ............ 3,000 3,465,642
Pax Midco Spain SLU, Facility Term
Loan B, (EURIBOR 6 Month +
4.75%), 4.75%
,
 07/01/26 ...... 1,281 1,351,952
Promotora de Informaciones SA, Term
Loan, 03/31/25
(n)
............ 1,999 2,249,270
7,140,182
Sweden — 1.0%
(b)
Anticimex International AB, Term Loan
B2, 07/21/28
(n)
.............. 2,000 2,313,457
Polygon International AB, Delayed
Draw Term Loan B, 10/04/28
(n)
... 181 209,748
Polygon International AB, Term Loan B,
10/04/28
(n)
................ 1,419 1,639,852
Verisure Holding AB, Facility Term Loan
B, (EURIBOR 3 Month + 3.25%),
3.25%
,
 03/27/28 ............ 10,971 12,573,874
16,736,931
United Kingdom — 1.8%
(b)
BCP V Modular Services Holdings IV
Limited, Term Loan B, 10/28/28
(n)
. 5,075 5,850,977
Bellis Acquisition Co. plc, Facility Term
Loan B, (EURIBOR 6 Month +
2.75%), 2.75%
,
 02/16/26 ...... 4,843 5,517,003
Crown Finance US, Inc., Term Loan,
02/28/25
(n)
................ 1,493 1,421,125

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Entain plc, Facility Term Loan B,
(LIBOR USD 3 Month + 2.50%),
3.00%
,
 03/29/27 ............ USD 559 $ 557,086
Froneri International Ltd., Facility 1st
Lien Term Loan B2, (LIBOR USD 1
Month + 2.25%), 2.34%
,
 01/29/27 958 944,080
Hunter Holdco 3 Ltd., 1st Lien Term
Loan, (EURIBOR 3 Month + 4.00%),
4.00%
,
 08/19/28 ............ EUR 2,500 2,891,821
Misys Ltd., 1st Lien Term Loan,
(EURIBOR 3 Month + 3.00%),
4.00%
,
 06/13/24 ............ 4,485 5,166,132
Synlab Bondco plc, Facility Term Loan,
(EURIBOR 6 Month + 2.50%),
2.50%
,
 07/01/27 ............ 1,250 1,434,162
Virgin Media SFA Finance Ltd., Facility
Term Loan M, 11/15/27
(n)
....... GBP 4,664 6,273,023
30,055,409
United States — 14.0%
2U, Inc., Term Loan, (LIBOR USD 6
Month + 5.75%), 6.50%
,
 12/30/24
(b)
USD 619 628,739
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%),
4.75%
,
 05/17/28
(b)
........... 348 347,041
Acuris Finance US, Inc., Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 02/16/28
(b)
........... 152 152,093
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.75%), 5.50%
,
 02/02/26
(b)(d)
.... 178 177,313
AlixPartners LLP, Term Loan,
(EURIBOR 3 Month + 3.25%),
3.25%
,
 02/04/28
(b)
........... EUR 995 1,145,918
Alliant Holdings Intermediate LLC,
Term Loan, (LIBOR USD 1 Month +
3.25%), 3.34%
,
 05/09/25
(b)
..... USD 746 739,384
American Rock Salt Co. LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 06/09/28
(b)
..... 94 94,117
Apex Tool Group LLC, Term Loan,
08/01/24
(b)(n)
............... 1,987 1,986,842
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.25%), 3.75%
,
 09/19/24
(b)
..... 1,749 1,746,411
Arc Falcon I, Inc., Delayed Draw Term
Loan, 09/30/28
(b)(n)
........... 42 42,092
Arc Falcon I, Inc., Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.25%
,
 09/30/28
(b)
........... 289 288,329
ASP Blade Holdings, Inc., Term Loan,
10/13/28
(b)(n)
............... 2,735 2,738,419
AssuredPartners, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
3.59%
,
 02/12/27
(b)
........... 746 740,815
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.38%
,
 02/11/26
(b)
........... 64 63,839
Avaya, Inc., Term Loan B1,
(LIBOR USD 1 Month + 4.25%),
4.34%
,
 12/15/27
(b)
........... 1,500 1,503,465
Avaya, Inc., Term Loan B2,
(LIBOR USD 1 Month + 4.00%),
4.09%
,
 12/15/27
(b)
........... 500 500,485
Security
Par (000)
Par (000) Value
United States (continued)
AVSC Holding Corp., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.25%), 4.50%
,
 03/03/25
(b)
..... USD 977 $ 880,996
AVSC Holding Corp., 1st Lien Term
Loan B3, 5.00%
,
 10/15/26
(o)
..... 306 359,372
Bally's Corp., Facility Term Loan B,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 10/02/28
(b)
........... 554 553,308
Barracuda Networks, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 02/12/25
(b)
..... 4,045 4,047,667
Barracuda Networks, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month +
6.75%), 7.50%
,
 10/30/28
(b)
..... 1,810 1,825,838
Belron Finance US LLC, Term Loan,
(LIBOR USD 3 Month + 2.25%),
2.38%
,
 11/13/25
(b)
........... 497 494,955
Brand Energy & Infrastructure Services,
Inc., Term Loan, (LIBOR USD 3
Month + 4.25%), 5.25%
,
 06/21/24
(b)
1,496 1,481,982
Cablevision Lightpath LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/30/27
(b)
........... 104 104,002
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
3.50%), 3.59%
,
 07/21/25
(b)
..... 216 215,945
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month +
3.00%), 4.00%
,
 10/30/26
(b)
..... 1,819 1,821,379
Change Healthcare Holdings, Inc.,
Term Loan, 03/01/24
(b)(n)
....... 982 981,198
CHI Overhead Doors, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.50%), 4.50%
,
 07/31/25
(b)
..... 48 47,639
Chobani LLC, Term Loan, (LIBOR
USD 1 Month + 3.50%),
4.50%
,
 10/25/27
(b)
........... 1,722 1,721,920
City Brewing Co. LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 4.25%
,
 04/05/28
(b)
..... 167 165,018
Clarios Global LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.34%
,
 04/30/26
(b)
........... 874 868,025
Columbus McKinnon Corp., Term Loan,
(LIBOR USD 3 Month + 2.75%),
3.25%
,
 05/14/28
(b)
........... 111 111,323
Conair Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.25%
,
 05/17/28
(b)
..... 90 89,962
ConnectWise LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.00%
,
 09/29/28
(b)
........... 388 387,445
CoreLogic, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.00%
,
 06/02/28
(b)
........... 744 743,442
Coty, Inc., Term Loan B, (EURIBOR 1
Month + 2.50%), 2.50%
,
 04/07/25
(b)
EUR 1,445 1,642,416
CP Atlas Buyer, Inc., Term Loan B,
(LIBOR USD 2 Month + 3.75%),
4.25%
,
 11/23/27
(b)
........... USD 608 604,009
CPG International LLC, Term Loan,
(LIBOR USD 3 Month + 2.50%),
3.25%
,
 05/05/24
(b)
........... 226 225,614

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Deerfield Dakota Holding LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.75%), 4.75%
,
 04/09/27
(b)
..... USD 1,547 $ 1,549,651
Delta Topco, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/01/27
(b)
........... 5,826 5,814,307
Delta Topco, Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 7.25%),
8.00%
,
 12/01/28
(b)
........... 2,559 2,581,391
DirectV Financing LLC, Term Loan,
(LIBOR USD 3 Month + 5.00%),
5.75%
,
 08/02/27
(b)
........... 376 376,180
DT Midstream, Inc., Term Loan,
(LIBOR USD 3 Month + 2.00%),
2.50%
,
 06/26/28
(b)
........... 310 310,852
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month +
3.25%), 3.34%
,
 02/06/26
(b)
..... 10,223 10,177,600
Eastman Chemical Co., Term Loan B,
08/12/28
(b)(d)(n)
.............. 175 175,000
ECL Entertainment LLC, Term Loan
B, (LIBOR USD 1 Month + 7.50%),
8.25%
,
 05/01/28
(b)
........... 402 410,535
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month +
7.75%), 8.75%
,
 07/31/28
(b)
..... 561 575,165
Epicor Software Corp., Term Loan C,
(LIBOR USD 1 Month + 3.25%),
4.00%
,
 07/30/27
(b)
........... 1,278 1,276,291
Equinox Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.00%), 4.00%
,
 03/08/24
(b)
..... 2,163 2,056,539
eResearchTechnology, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.50%), 5.50%
,
 02/04/27
(b)
..... 990 993,965
Everi Holdings, Inc., Term Loan B,
(LIBOR USD 1 Month + 2.50%),
3.00%
,
 08/03/28
(b)
........... 73 73,041
Flexera Software LLC, 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 03/03/28
(b)
..... 3,402 3,403,567
Forterra Finance LLC, Term Loan,
(LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/25/23
(b)
........... 527 526,581
Foundation Building Materials, Inc.,
1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 01/31/28
(b)
374 371,255
Frontier Communications Holdings
LLC, Term Loan B, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 05/01/28
(b)
9,508 9,488,738
Go Daddy Operating Co. LLC, Term
Loan B4, (LIBOR USD 1 Month +
2.00%), 2.09%
,
 08/10/27
(b)
..... 404 400,971
Golden Nugget, Inc., Term Loan B,
(LIBOR USD 3 Month + 2.50%),
3.25%
,
 10/04/23
(b)
........... 246 244,442
Green Plains Operating Co. LLC,
Term Loan, (LIBOR USD 3 Month +
8.00%), 8.13%
,
 07/20/26
(b)(d)
.... 461 456,966
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 12/01/27
(b)
..... 2,736 2,741,805
HCRX Investments HoldCo., Term Loan
B, 07/14/28
(b)(n)
............. 186 184,884
Security
Par (000)
Par (000) Value
United States (continued)
Hilton Grand Vacations Borrower LLC,
Term Loan, (LIBOR USD 1 Month +
3.00%), 3.50%
,
 08/02/28
(b)
..... USD 503 $ 503,880
Hub International Ltd., Term Loan,
(LIBOR USD 3 Month + 2.75%),
2.85% - 2.87%
,
 04/25/25
(b)
..... 280 276,431
Hydrofarm Holdings Group, Inc., Term
Loan, 10/25/28
(b)(n)
........... 172 166,840
Hyland Software, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 4.25%
,
 07/01/24
(b)
..... 3,002 3,002,443
Informatica LLC, Term Loan B,
10/27/28
(b)(n)
............... 19,543 19,494,142
IRB Holding Corp., Term Loan B,
(LIBOR USD 3 Month + 2.75%),
3.75%
,
 02/05/25
(b)
........... 497 495,970
ITT Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
3.25%
,
 07/10/28
(b)
........... 152 151,304
J&J Ventures Gaming LLC, Term Loan,
04/26/28
(b)(d)(n)
.............. 328 328,820
Jack Ohio Finance LLC, Term Loan,
(LIBOR USD 1 Month + 4.75%),
5.50%
,
 10/04/28
(b)(d)
.......... 132 132,000
Jeld-Wen, Inc., Term Loan, (LIBOR
USD 1 Month + 2.25%),
2.34%
,
 07/28/28
(b)
........... 323 321,574
Jo-Ann Stores LLC, Term Loan B1,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 07/07/28
(b)
........... 120 117,568
LBM Acquisition LLC, 1st Lien Term
Loan
(LIBOR USD 3 Month + 3.75%),
4.50%, 12/17/27
(b)
......... 1,033 1,018,696
LBM Acquisition LLC, Delayed Draw 1st
Lien Term Loan, 12/17/27
(b)(n)
.... 221 217,868
Live Nation Entertainment, Inc., Term
Loan B4, (LIBOR USD 1 Month +
1.75%), 1.88%
,
 10/19/26
(b)
..... 684 670,141
LogMeIn, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
4.83%
,
 08/31/27
(b)
........... 7,885 7,872,480
LSF11 A5 Holdco LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 10/15/28
(b)
........... 331 330,580
Lummus Technology Holdings V LLC,
Term Loan B, (LIBOR USD 1 Month
+ 3.50%), 3.59%
,
 06/30/27
(b)
.... 744 741,259
Magenta Buyer LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
5.00%), 5.75%
,
 07/27/28
(b)
..... 821 814,843
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
8.25%), 9.00%
,
 07/27/29
(b)
..... 1,054 1,043,460
Maverick Gaming LLC, Facility Term
Loan B, (LIBOR USD 3 Month +
7.50%), 8.50%
,
 09/03/26
(b)
..... 211 210,473
Mavis Tire Express Services Topco
Corp., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.75%
,
 05/04/28
(b)
........... 1,193 1,193,547
McAfee LLC, Term Loan B,
(LIBOR USD 1 Month + 3.75%),
3.84%
,
 09/30/24
(b)
........... 3,421 3,422,808

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Medical Solutions LLC, 2nd Lien Term
Loan, 09/21/29
(b)(d)(n)
.......... USD 461 $ 458,695
Medline Borrower LP, Term Loan
(b)
 10/23/28
(n)
................ EUR 1,000 1,155,514
(LIBOR USD 1 Month + 3.25%),
3.75%, 10/23/28 .......... USD 847 847,839
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month +
6.50%), 7.00%
,
 08/02/29
(b)
..... 598 593,515
Metro-Goldwyn-Mayer, Inc., 2nd Lien
Term Loan, (LIBOR USD 1 Month +
4.50%), 5.50%
,
 07/03/26
(b)
..... 1,020 1,018,725
MetroNet Systems Holdings LLC, 1st
Lien Term Loan, 06/02/28
(b)(n)
.... 2,474 2,476,307
MH Sub I LLC, 1st Lien Term Loan
(b)
(LIBOR USD 1 Month + 3.50%),
3.59%, 09/13/24 .......... 995 990,799
(LIBOR USD 1 Month + 3.75%),
4.75%, 09/13/24 .......... 877 878,040
MH Sub I LLC, 2nd Lien Term Loan,
(LIBOR USD 1 Month + 6.25%),
6.34%
,
 02/23/29
(b)
........... 637 645,160
MI Windows and Doors LLC, Term
Loan, (LIBOR USD 1 Month +
3.75%), 4.50%
,
 12/18/27
(b)
..... 252 252,254
Michaels Co. Inc., Term Loan B,
(LIBOR USD 3 Month + 4.25%),
5.00%
,
 04/15/28
(b)
........... 89 88,611
Midas Intermediate Holdco II LLC,
Term Loan, (LIBOR USD 3 Month +
7.75%), 8.50%
,
 12/22/25
(b)
..... 1,226 1,200,104
MIP V Waste Holdings LLC, Term Loan,
0.00%
,
 10/27/28
(o)
........... 201 201,251
Misys Ltd., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/13/24
(b)
........... 1,488 1,479,198
MKS Instruments, Inc., Term Loan,
10/20/28
(b)(n)
............... EUR 1,333 1,543,260
Optiv, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.25%),
4.25%
,
 02/01/24
(b)
........... USD 497 490,486
Organon & Co., Term Loan
(b)
(EURIBOR 3 Month + 3.00%),
3.00%, 06/02/28 .......... EUR 4,988 5,756,268
 06/02/28
(n)
................ USD 3,998 4,005,015
OVG Business Services LLC, Term
Loan, 10/13/28
(b)(d)(n)
.......... 456 452,580
Packers Holdings LLC, Term Loan,
(LIBOR USD 3 Month + 3.25%),
4.00%
,
 03/09/28
(b)
........... 746 743,019
Park River Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.25%), 4.00%
,
 12/28/27
(b)
..... 94 93,121
Peraton Corp., 1st Lien Term Loan B,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 02/01/28
(b)
........... 1,745 1,746,694
Peraton Corp., 2nd Lien Term Loan
B1, (LIBOR USD 1 Month + 7.75%),
8.50%
,
 02/01/29
(b)
........... 541 551,820
PetSmart LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%),
4.50%
,
 02/11/28
(b)
........... 1,708 1,708,335
PG&E Corp., Term Loan, 06/23/25
(b)(n)
1,761 1,740,457
Security
Par (000)
Par (000) Value
United States (continued)
Playtika Holding Corp., Term Loan B1,
(LIBOR USD 1 Month + 2.75%),
2.84%
,
 03/13/28
(b)
........... USD 1,238 $ 1,235,069
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 03/10/28
(b)
5,058 5,049,847
Proofpoint, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.25%),
3.75%
,
 08/31/28
(b)
........... 3,138 3,123,691
Proofpoint, Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 6.25%),
6.75%
,
 08/31/29
(b)(d)
.......... 733 747,660
RealPage, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/24/28
(b)
........... 2,499 2,493,252
RealPage, Inc., 2nd Lien Term Loan,
(LIBOR USD 1 Month + 6.50%),
7.25%
,
 04/23/29
(b)
........... 1,293 1,318,420
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 04/27/28
(b)
..... 9,050 8,688,000
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
7.75%), 8.50%
,
 04/27/29
(b)
..... 4,548 4,377,450
Restoration Hardware, Inc., Term Loan,
10/20/28
(b)(n)
............... 2,284 2,281,145
Sabre GLBL, Inc., Term Loan B1,
12/17/27
(b)(n)
............... 771 768,294
Sabre GLBL, Inc., Term Loan B2,
12/17/27
(b)(n)
............... 1,229 1,224,706
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
4.00%), 4.75%
,
 03/16/27
(b)
..... 445 444,789
Seaworld Parks & Entertainment, Inc.,
Term Loan, (LIBOR USD 1 Month +
3.00%), 3.50%
,
 08/13/22
(b)
..... 709 706,341
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.25%), 3.34%
,
 08/01/25
(b)
..... 653 651,300
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 4.25%
,
 09/23/27
(b)
..... 84 83,854
Signal Parent, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.25%
,
 04/03/28
(b)
........... 259 254,163
Sophia LP, 2nd Lien Term Loan,
(LIBOR USD 3 Month + 8.00%),
9.00%
,
 10/09/28
(b)
........... 2,250 2,311,875
Sophia LP, Term Loan, (LIBOR USD 3
Month + 3.50%), 4.00%
,
 10/07/27
(b)
939 938,934
Sotheby's, Term Loan, (LIBOR USD 3
Month + 4.50%), 5.00%
,
 01/15/27
(b)
408 408,447
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 06/08/28
(b)
61 60,633
SRS Distribution, Inc., Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 06/02/28
(b)
........... 1,301 1,300,376
Station Casinos LLC, Facility Term
Loan B1, (LIBOR USD 1 Month +
2.25%), 2.50%
,
 02/08/27
(b)
..... 997 987,015

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Summer (BC) Bidco B LLC, Facility
Term Loan B, (LIBOR USD
3 Month + 5.00%), 5.08% -
5.12%
,
 12/04/26
(b)
........... USD 1,995 $ 1,994,924
Surf Holdings SARL, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 3.62%
,
 03/05/27
(b)
..... 2,481 2,463,973
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 10/06/28
(b)
..... 241 238,891
Tempo Acquisition LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/02/26
(b)
........... 2,317 2,322,104
The Enterprise Development Authority,
Term Loan B, (LIBOR USD 1 Month
+ 4.25%), 5.00%
,
 02/28/28
(b)(d)
... 267 267,471
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month +
7.25%), 7.34%
,
 03/03/28
(b)
..... 632 633,018
Trans Union LLC, Term Loan B5,
(LIBOR USD 1 Month + 1.75%),
1.84%
,
 11/16/26
(b)
........... 340 338,045
Trident TPI Holdings, Inc., Delayed
Draw Term Loan B3, 09/15/28
(b)(n)
. 29 29,365
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 3 Month + 4.00%),
4.50%
,
 09/15/28
(b)
........... 513 513,702
Triton Water Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.50%), 4.00%
,
 03/31/28
(b)
..... 1,700 1,696,460
Uber Technologies, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
3.59%
,
 02/25/27
(b)
........... 995 994,645
UKG, Inc., 1st Lien Term Loan
(b)
(LIBOR USD 1 Month + 3.75%),
3.84%, 05/04/26 .......... 2,156 2,158,532
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 .......... 7,618 7,627,029
UKG, Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 6.75%),
7.50%
,
 05/03/27
(b)
........... 1,433 1,456,888
United Airlines, Inc., Term Loan B,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 04/21/28
(b)
........... —
(p)
498
Univision Communications Inc., 1st
Lien Term Loan, 03/15/26
(b)(n)
.... 3,990 3,987,007
Univision Communications, Inc., Term
Loan B, 05/05/28
(b)(n)
.......... 2,000 1,997,180
Valcour Packaging LLC, 1st Lien Term
Loan, (LIBOR USD 6 Month +
3.75%), 4.25%
,
 10/04/28
(b)(d)
.... 98 98,000
Veritas US, Inc., Term Loan B,
(LIBOR USD 3 Month + 5.00%),
6.00%
,
 09/01/25
(b)
........... 1,899 1,903,554
Verscend Holding Corp., Term Loan
B1, (LIBOR USD 1 Month + 4.00%),
4.09%
,
 08/27/25
(b)
........... 2,993 2,996,241
Vertiv Group Corp., Term Loan B,
(LIBOR USD 1 Month + 2.75%),
2.83% - 2.84%
,
 03/02/27
(b)
..... 985 977,668
VS Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%),
3.09%
,
 02/28/27
(b)
........... 5,632 5,601,375
Security
Par (000)
Par (000) Value
United States (continued)
Wand Newco 3, Inc., 1st Lien Term
Loan B1, (LIBOR USD 1 Month +
3.00%), 3.09%
,
 02/05/26
(b)
..... USD 497 $ 489,633
White Cap Buyer LLC, Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.50%
,
 10/19/27
(b)
........... 695 696,321
Wilsonart LLC, Term Loan E,
(LIBOR USD 3 Month + 3.50%),
4.50%
,
 12/31/26
(b)
........... 492 492,684
WIN Waste Innovations Holdings Inc.,
Term Loan, (LIBOR USD 3 Month +
2.75%), 3.25%
,
 03/24/28
(b)
..... 61 60,848
Woof Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 12/21/27
(b)
..... 151 151,335
Zayo Group Holdings, Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
3.09%
,
 03/09/27
(b)
........... 1,336 1,314,364
233,059,693
Total Floating Rate Loan Interests — 24.5%
(Cost: $410,657,601) ............................. 408,367,215
Foreign Agency Obligations — 1.4%
Colombia — 0.0%
Ecopetrol SA, 4.63%
,
11/02/31 ..... 230 228,275
Empresas Publicas de Medellin ESP,
4.25%
,
07/18/29
(a)
........... 200 194,350
422,625
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(c)
.... EUR 343 407,055
France — 0.9%
Electricite de France SA
(b)(c)(j)
(GBP Swap 13 Year + 3.96%),
6.00% ................. GBP 2,800 4,169,534
(BPSWS15 + 3.32%), 5.87% ... 1,900 2,880,265
(EUR Swap Annual 5 Year +
4.00%), 3.38% ........... EUR 7,000 8,411,068
15,460,867
Greece — 0.0%
Public Power Corp. SA, 3.88%
,
03/30/26
(c)
................ 100 119,011
India — 0.1%
(c)
Export-Import Bank of India, 3.88%
,
02/01/28 ................. USD 200 214,162
Oil India Ltd., 5.13%
,
02/04/29 ..... 240 267,420
Power Finance Corp. Ltd., 4.50%
,
06/18/29 ................. 200 212,913
694,495
Indonesia — 0.1%
Pertamina Persero PT
(c)
3.65%, 07/30/29 ............ 231 244,975
6.50%, 05/27/41 ............ 300 389,963
634,938
Italy — 0.2%
Banca Monte dei Paschi di Siena SpA
(c)
2.63%, 04/28/25 ............ EUR 443 516,783
1.88%, 01/09/26 ............ 2,059 2,349,585

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Italy (continued)
Poste Italiane SpA
(EURIBOR Swap Rate 5 Year +
2.68%), 2.62%
(b)(c)(j)
........ EUR 624 $ 700,605
3,566,973
Mexico — 0.1%
Petroleos Mexicanos
6.50%, 03/13/27 ............ USD 463 491,822
5.95%, 01/28/31 ............ 311 305,247
6.35%, 02/12/48 ............ 335 284,331
7.69%, 01/23/50 ............ 297 283,635
1,365,035
Morocco — 0.0%
OCP SA, 3.75%
,
06/23/31
(a)
....... 200 196,000
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(c)
.... 200 194,772
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA, 5.13%
,
08/11/61
(a)
........ 200 208,412
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 2.25%
,
11/24/30
(a)
................ 352 340,406
Total Foreign Agency Obligations — 1.4%
(Cost: $23,225,393) .............................. 23,610,589
Foreign Government Obligations — 0.8%
Argentina — 0.0%
Argentine Republic (The), 2.50%
,
07/09/41
(m)
................ 438 150,083
Bahrain — 0.0%
Kingdom of Bahrain
6.75%, 09/20/29
(c)
........... 219 236,219
5.25%, 01/25/33
(a)
........... 200 191,062
427,281
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 ............ 336 359,373
3.88%, 04/25/27 ............ 340 353,133
3.13%, 04/15/31 ............ 646 606,150
1,318,656
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
........... 440 490,187
4.50%, 01/30/30
(a)
........... 244 246,562
4.88%, 09/23/32
(a)
........... 450 457,116
6.40%, 06/05/49
(c)
........... 150 158,981
1,352,846
Egypt — 0.1%
Arab Republic of Egypt
5.75%, 05/29/24
(a)
........... 200 205,750
5.88%, 06/11/25
(c)
........... 462 472,540
7.60%, 03/01/29
(c)
........... 316 316,395
5.88%, 02/16/31
(a)
........... 200 179,750
8.50%, 01/31/47
(a)
........... 200 184,000
7.50%, 02/16/61
(a)
........... 200 169,000
1,527,435
Security
Par (000)
Par (000) Value
Ghana — 0.1%
Republic of Ghana
6.38%, 02/11/27
(c)
........... USD 200 $ 178,000
7.75%, 04/07/29
(a)
........... 200 177,000
8.63%, 04/07/34
(a)
........... 210 183,750
538,750
India — 0.0%
Indian Railway Finance Corp. Ltd.,
3.25%
,
02/13/30
(c)
........... 200 202,400
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia
III, 2.80%
,
06/23/30
(c)
......... 200 204,100
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 6.25%
,
01/25/49
(c)
................ 200 249,975
Republic of Indonesia
3.50%, 01/11/28 ............ 200 215,913
4.10%, 04/24/28 ............ 200 222,537
3.40%, 09/18/29 ............ 200 214,100
6.63%, 02/17/37
(c)
........... 100 136,519
7.75%, 01/17/38
(c)
........... 100 149,362
1,392,506
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 ............ 295 319,209
3.25%, 04/16/30 ............ 239 244,497
2.66%, 05/24/31 ............ 235 226,672
790,378
Morocco — 0.0%
Kingdom of Morocco
(a)
3.00%, 12/15/32 ............ 255 241,692
4.00%, 12/15/50 ............ 200 179,813
421,505
Oman — 0.0%
Oman Government Bond, 6.75%
,
01/17/48
(c)
................ 258 262,563
Pakistan — 0.0%
Islamic Republic of Pakistan, 6.00%
,
04/08/26
(c)
................ 200 200,522
Panama — 0.1%
Republic of Panama
3.16%, 01/23/30 ............ 543 560,410
4.50%, 04/16/50 ............ 217 238,944
799,354
Paraguay — 0.0%
Republic of Paraguay, 4.95%
,
04/28/31
(a)
................ 200 223,975
Peru — 0.0%
Peru Government Bond, 1.86%
,
12/01/32 ................. 173 157,138
Republic of Peru, 2.78%
,
01/23/31 .. 241 240,593
397,731
Philippines — 0.0%
Republic of Philippines, 3.70%
,
02/02/42 ................. 200 215,288
Qatar — 0.0%
State of Qatar, 4.00%
,
03/14/29
(a)
... 213 239,891

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Romania — 0.0%
Romania Government Bond, 3.00%
,
02/14/31
(a)
................ USD 242 $ 243,255
Russia — 0.0%
Russian Federation, 4.25%
,
06/23/27
(c)
400 443,600
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 4.50%
,
04/17/30
(c)
................ 419 486,459
Ukraine — 0.1%
Ukraine Government Bond
7.75%, 09/01/23
(c)
........... 112 119,441
8.99%, 02/01/24
(c)
........... 224 244,608
7.75%, 09/01/24
(c)
........... 222 238,969
7.75%, 09/01/25
(c)
........... 220 237,435
7.25%, 03/15/33
(a)
........... 234 237,847
1,078,300
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.98%
,
04/20/55 ................. 79 101,365
Total Foreign Government Obligations — 0.8%
(Cost: $13,188,570) .............................. 12,814,143
Non-Agency Mortgage-Backed Securities — 2.9%
Commercial Mortgage-Backed Securities — 2.9%
United States — 2.9%
(a)(b)
BX Commercial Mortgage Trust
Series 2021-SOAR, Class G,
(LIBOR USD 1 Month + 2.80%),
2.89%, 06/15/38 .......... 3,720 3,706,006
Series 2021-VINO, Class F, (LIBOR
USD 1 Month + 2.80%), 2.89%,
05/15/38 ............... 5,000 5,003,137
Extended Stay America Trust
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 2.94%,
07/15/38 ............... 7,262 7,298,621
Series 2021-ESH, Class F, (LIBOR
USD 1 Month + 3.70%), 3.79%,
07/15/38 ............... 7,581 7,618,556
Med Trust
Series 2021-MDLN,  (LIBOR USD 1
Month + 0.00%), 0.00%, 11/15/26 11,096 11,096,000
Series 2021-MDLN, Class F, (LIBOR
USD 1 Month + 4.00%), 4.10%,
11/15/26 ............... 8,000 8,000,000
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 2.19%,
04/15/38 ................. 5,486 5,487,219
48,209,539
Total Non-Agency Mortgage-Backed Securities — 2.9%
(Cost: $48,120,318) .............................. 48,209,539
Preferred Securities — 0.5%
Capital Trusts — 0.4%
United Kingdom — 0.4%
Lloyds Banking Group plc
(b)(j)
(LIBOR USD 3 Month + 1.50%),
6.41%
(a)
................ 1,252 1,749,670
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(LIBOR USD 3 Month + 1.27%),
6.66%
(a)
................ USD 2,694 $ 3,859,155
(LIBOR USD 3 Month + 1.27%),
6.66%
(c)
................ 701 1,004,182
6,613,007
Total Capital Trusts — 0.4%
(Cost: $5,300,996) .............................. 6,613,007
Shares
Shares
Preferred Stocks — 0.1%
United States — 0.1%
Dream Finders Homes, Inc., 9.00%
(d)
2,261 2,238,390
Total Preferred Stocks — 0.1%
(Cost: $2,238,390) .............................. 2,238,390
Total Preferred Securities — 0.5%
(Cost: $7,539,386) .............................. 8,851,397
Par (000)
Pa r (000)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes, 0.25%, 06/30/25 4,850 4,724,961
Total U.S. Treasury Obligations — 0.3%
(Cost: $4,857,040) .............................. 4,724,961
Shares
Shares
Warrants — 0.0%
Germany — 0.0%
468 Spac I SE (Issued/exercisable
04/29/21, 1 share for 1 warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(e)
.................. 109,736 253,710
Luxembourg — 0.0%
HomeToGo SE (Issued/exercisable
02/18/21, 1 share for 1 warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(e)
.................. 71,516 53,737
Netherlands — 0.0%
Climate Transition Capital Acquisition
I BV (Issued/exercisable 06/29/21,
1 share for 1 warrant, Expires
06/29/26, Strike Price EUR 11.50)
(e)
94,710 13,905
United Kingdom — 0.0%
(e)
Genius Sports Ltd. (Issued/exercisable
12/07/20, 1 share for 1 warrant,
Expires 12/31/28, Strike Price USD
11.50) ................... 25,619 179,333
Hedosophia European Growth (Issued/
exercisable 05/13/21, 1 share for
1 warrant, Expires 05/13/27, Strike
Price EUR 11.50) ............ 85,163 98,448
277,781

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
United States — 0.0%
(e)
ArcLight Clean Transition Corp. II
(Issued/exercisable 02/04/21,
1 share for 1 warrant, Expires
02/04/23, Strike Price USD 11.50) 2,032 $ 2,418
Ascent Resources Marcellus Minerals
(Issued/exercisable 03/30/18,
1 share for 1 warrant, Expires
12/31/49, Strike Price USD 1.00) . 566,782 5,668
Ascent Resources plc (Issued/
exercisable 03/30/18, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 1.00) ............ 440,830 22,041
Austerlitz Acquisition Corp. I (Issued/
exercisable 02/17/21, 1 share for
1 warrant, Expires 02/19/26, Strike
Price USD 11.50) ............ 10,296 19,459
Cano Health, Inc. (Issued/exercisable
07/06/20, 1 share for 1 warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 7,450 23,542
CBRE Acquisition Holdings, Inc.
(Issued/exercisable 01/22/21,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.00) 137 316
CCC Intelligent Solutions Holdings,
Inc. (Issued/exercisable 08/14/20,
1 share for 1 warrant, Expires
08/14/25, Strike Price USD 11.50) 4,837 15,478
Climate Real Impact Solutions
II Acquisition Corp. (Issued/
exercisable 07/06/20, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 838 880
Crown PropTech Acquisitions (Issued/
exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 1.00)
(d)
........... 16,190 7,933
EVgo, Inc. (Issued/exercisable
11/10/20, 1 share for 1 warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 8,910 20,404
Hyzon Motors, Inc. (Issued/exercisable
12/10/20, 1 share for 1 warrant,
Expires 10/02/25, Strike Price USD
11.50) ................... 15,531 19,414
Kinsey Interests, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 10.00)
(d)
.......... 53,160 29,770
Latch, Inc. (Issued/exercisable
06/04/21, 1 share for 1 warrant,
Expires 12/31/26, Strike Price USD
11.50) ................... 6,894 16,477
Lightning eMotors, Inc. (Issued/
exercisable 12/10/20, 1 share for
1 warrant, Expires 12/15/25, Strike
Price USD 1.00) ............ 17,391 53,260
Northern Genesis Acquisition Corp.
II (Issued/exercisable 12/28/20,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.50) 1,393 1,992
Offerpad Solutions, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 10/13/25, Strike
Price USD 11.50) ............ 13,726 22,717
Security
Shares
Shares Value
United States (continued)
Reinvent Technology Partners Y
(Issued/exercisable 05/04/21,
1 share for 1 warrant, Expires
12/31/28, Strike Price USD 11.50) 1,905 $ 3,848
Sarcos Technology and Robotics
Corp. (Issued/exercisable 01/15/21,
1 share for 1 warrant, Expires
01/31/26, Strike Price USD 11.50)
(d)
6,030 5,065
Sarcos Technology and Robotics
Corp. (Issued/exercisable 12/21/20,
1 share for 1 warrant, Expires
06/15/27, Strike Price USD 11.50) 20,304 18,883
Science Strategic Acquisition Corp.
Alpha (Issued/exercisable 01/22/21,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.50) 4,249 3,101
Tishman Speyer Innovation Corp.
II (Issued/exercisable 01/27/21,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.50) 1,522 1,309
TPB Acquisition Corp. I (Issued/
exercisable 02/19/21, 1 share for
1 warrant, Expires 02/19/23, Strike
Price USD 11.50) ............ 5,728 —
TPG Pace Beneficial Finance Corp.
(Issued/exercisable 11/17/20,
1 share for 1 warrant, Expires
10/09/27, Strike Price USD 11.50) 3,980 10,467
Volta, Inc. (Issued/exercisable
10/22/20, 1 share for 1 warrant,
Expires 08/26/26, Strike Price USD
11.50) ................... 9,180 22,491
326,933
Total Warrants — 0.0% ............................ 926,066
Total Long-Term Investments — 88.7%
(Cost: $1,549,514,217) ........................... 1,481,296,648
Par (000)
Pa r (000)
Short-Term Securities — 13.9%
Borrowed Bond Agreements — 4.8%
(q)(r)
Barclays Bank plc, (2.00)%, Open
(Purchased on 07/27/21 to be
repurchased at EUR 1,580,629,
collateralized by Banijay Group
SAS, 6.50%, due at 03/01/26, par
and fair value of EUR 1,500,000 and
$1,786,055, respectively) ...... EUR 1,590 1,838,543
Barclays Bank plc, (0.78)%, Open
(Purchased on 06/04/21 to be
repurchased at EUR 3,421,892,
collateralized by easyJet FinCo. BV,
1.88%, due at 03/03/28, par and
fair value of EUR 3,400,000 and
$3,981,102, respectively) ...... 3,434 3,969,665
Barclays Bank plc, (0.75)%, Open
(Purchased on 06/11/21 to be
repurchased at USD 1,814,742,
collateralized by BNP Paribas
SA, 4.50%, par and fair value of
USD 1,780,000 and $1,748,850,
respectively)
(j)
.............. USD 1,820 1,820,050

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, (0.75)%, Open
(Purchased on 07/21/21 to be
repurchased at EUR 1,755,200,
collateralized by Intrum AB, 3.50%,
due at 07/15/26, par and fair value
of EUR 1,733,000 and $1,997,349,
respectively) ............... EUR 1,759 $ 2,033,959
Barclays Bank plc, (0.25)%, Open
(Purchased on 10/19/21 to be
repurchased at GBP 302,597,
collateralized by Wheel Bidco Ltd.,
6.75%, due at 07/15/26, par and
fair value of GBP 300,000 and
$401,270, respectively) ........ GBP 303 414,161
Barclays Bank plc, (0.15)%, Open
(Purchased on 06/29/21 to be
repurchased at USD 2,392,201,
collateralized by Sprint Capital
Corp., 6.88%, due at 11/15/28, par
and fair value of USD 1,850,000 and
$2,339,214, respectively) ...... USD 2,393 2,393,438
Barclays Bank plc, (0.15)%, Open
(Purchased on 07/22/21 to be
repurchased at USD 1,827,696,
collateralized by Tullow Oil plc,
7.00%, due at 03/01/25, par and
fair value of USD 2,026,000 and
$1,772,750, respectively) ...... 1,828 1,828,465
Barclays Bank plc, (0.10)%, Open
(Purchased on 10/19/21 to be
repurchased at USD 778,294,
collateralized by HCA, Inc., 3.50%,
due at 09/01/30, par and fair value
of USD 736,000 and $774,014,
respectively) ............... 778 778,320
Barclays Bank plc, (0.10)%, Open
(Purchased on 10/26/21 to be
repurchased at USD 1,014,986,
collateralized by Uber Technologies,
Inc., 4.50%, due at 08/15/29, par
and fair value of USD 1,000,000 and
$1,006,425, respectively) ...... 1,015 1,015,000
Barclays Bank plc, (0.10)%, Open
(Purchased on 10/19/21 to be
repurchased at USD 1,982,434,
collateralized by NRG Energy, Inc.,
3.88%, due at 02/15/32, par and
fair value of USD 2,000,000 and
$1,960,000, respectively) ...... 1,983 1,982,500
Barclays Capital, Inc., (0.10)%, Open
(Purchased on 09/20/21 to be
repurchased at USD 1,725,303,
collateralized by SoftBank Group
Corp., 6.00%, par and fair value of
USD 1,700,000 and $1,696,600,
respectively)
(j)
.............. 1,726 1,725,500
BNP Paribas SA, (1.10)%, Open
(Purchased on 09/09/21 to be
repurchased at USD 1,797,140,
collateralized by Standard Chartered
plc, 4.30%, par and fair value of
USD 1,800,000 and $1,728,486,
respectively)
(j)
.............. 1,800 1,800,000
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
BNP Paribas SA, (1.00)%, Open
(Purchased on 10/12/21 to be
repurchased at EUR 1,033,589,
collateralized by Telenet Finance
Luxembourg Notes SARL, 3.50%,
due at 03/01/28, par and fair value
of EUR 1,000,000 and $1,185,074,
respectively) ............... EUR 1,034 $ 1,195,558
BNP Paribas SA, (0.90)%, Open
(Purchased on 10/11/21 to be
repurchased at EUR 2,485,179,
collateralized by Telenet Finance
Luxembourg Notes SARL, 3.50%,
due at 03/01/28, par and fair value
of EUR 2,400,000 and $2,844,176,
respectively) ............... 2,487 2,874,445
BNP Paribas SA, (0.75)%, Open
(Purchased on 07/22/21 to be
repurchased at EUR 1,757,707,
collateralized by Intrum AB, 3.50%,
due at 07/15/26, par and fair value
of EUR 1,734,000 and $1,998,503,
respectively) ............... 1,762 2,036,716
BNP Paribas SA, (0.75)%, Open
(Purchased on 08/13/21 to be
repurchased at EUR 1,799,339,
collateralized by eircom Finance
DAC, 2.63%, due at 02/15/27, par
and fair value of EUR 1,800,000 and
$2,047,508, respectively) ...... 1,803 2,083,901
BNP Paribas SA, (0.24)%, Open
(Purchased on 08/13/21 to be
repurchased at GBP 787,787,
collateralized by TalkTalk Telecom
Group Ltd., 3.88%, due at 02/20/25,
par and fair value of GBP 790,000
and $1,051,423, respectively) ... GBP 788 1,078,873
BNP Paribas SA, (0.10)%, Open
(Purchased on 04/30/21 to be
repurchased at USD 1,775,388,
collateralized by Uber Technologies,
Inc., 7.50%, due at 09/15/27, par
and fair value of USD 1,600,000 and
$1,750,160, respectively) ...... USD 1,776 1,776,000
BNP Paribas SA, (0.08)%, Open
(Purchased on 10/04/21 to be
repurchased at USD 1,317,796,
collateralized by Uber Technologies,
Inc., 4.50%, due at 08/15/29, par
and fair value of USD 1,300,000 and
$1,308,352, respectively) ...... 1,318 1,317,875
BNP Paribas SA, (0.03)%, Open
(Purchased on 08/05/21 to be
repurchased at USD 4,869,594,
collateralized by U.S. Treasury
Notes, 0.25%, due at 05/31/25, par
and fair value of USD 4,925,000 and
$4,803,991, respectively) ...... 4,870 4,869,594
Citigroup Global Markets Ltd.,
(0.78)%, Open (Purchased on
10/06/21 to be repurchased at EUR
102,016, collateralized by Intrum
AB, 3.50%, due at 07/15/26, par
and fair value of EUR 100,000 and
$115,254, respectively) ........ EUR 102 118,001

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets Ltd.,
(0.78)%, Open (Purchased on
08/09/21 to be repurchased at EUR
1,356,387, collateralized by Intrum
AB, 3.50%, due at 07/15/26, par
and fair value of EUR 1,332,000 and
$1,535,182, respectively) ...... EUR 1,359 $ 1,571,250
Citigroup Global Markets Ltd.,
(0.75)%, Open (Purchased on
07/02/21 to be repurchased at EUR
3,501,392, collateralized by ams
AG, 6.00%, due at 07/31/25, par
and fair value of EUR 3,200,000 and
$3,904,875, respectively) ...... 3,511 4,059,243
Goldman Sachs International,
(0.90)%, Open (Purchased on
07/27/21 to be repurchased at
EUR 2,567,233, collateralized by
eircom Finance DAC, 3.50%, due
at 05/15/26, par and fair value of
EUR 2,500,000 and $2,933,350,
respectively) ............... 2,574 2,975,977
J.P. Morgan Securities plc,
(1.85)%, Open (Purchased on
07/27/21 to be repurchased at
EUR 743,046, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value
of EUR 750,000 and $853,128,
respectively) ............... 747 863,887
J.P. Morgan Securities plc,
(0.95)%, Open (Purchased on
10/21/21 to be repurchased at EUR
730,077, collateralized by Pinnacle
Bidco plc, 5.50%, due at 02/15/25,
par and fair value of EUR 700,000
and $823,361, respectively) ..... 730 844,149
J.P. Morgan Securities plc,
(0.90)%, Open (Purchased on
07/27/21 to be repurchased at EUR
2,556,457, collateralized by ams
AG, 6.00%, due at 07/31/25, par
and fair value of EUR 2,335,000 and
$2,849,339, respectively) ...... 2,562 2,961,655
J.P. Morgan Securities plc,
(0.90)%, Open (Purchased on
07/27/21 to be repurchased at EUR
875,874, collateralized by ams
AG, 6.00%, due at 07/31/25, par
and fair value of EUR 800,000 and
$976,219, respectively) ........ 878 1,014,700
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
10/19/21 to be repurchased at EUR
2,123,460, collateralized by Ryanair
DAC, 0.88%, due at 05/25/26, par
and fair value of EUR 2,100,000 and
$2,432,921, respectively) ...... 2,124 2,455,396
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
09/27/21 to be repurchased at EUR
1,795,985, collateralized by Allianz
SE, 2.60%, par and fair value of
EUR 1,800,000 and $2,028,718,
respectively)
(j)
.............. 1,798 2,077,929
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
10/22/21 to be repurchased at EUR
1,724,723, collateralized by Altice
Finco SA, 4.75%, due at 01/15/28,
par and fair value of EUR 1,786,000
and $1,958,805, respectively) ... EUR 1,725 $ 1,994,068
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
05/12/21 to be repurchased at EUR
5,893,788, collateralized by Orange
SA, 1.37%, par and fair value of
EUR 6,000,000 and $6,810,666,
respectively)
(j)
.............. 5,918 6,841,393
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
05/20/21 to be repurchased at EUR
1,850,592, collateralized by SES
SA, 2.00%, due at 07/02/28, par
and fair value of EUR 1,700,000 and
$2,068,990, respectively) ...... 1,858 2,147,767
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
07/27/21 to be repurchased at
EUR 1,114,393, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value of
EUR 1,121,000 and $1,275,142,
respectively) ............... 1,117 1,291,224
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
05/20/21 to be repurchased at EUR
1,850,828, collateralized by SES
SA, 2.00%, due at 07/02/28, par
and fair value of EUR 1,700,000 and
$2,068,990, respectively) ...... 1,858 2,147,885
J.P. Morgan Securities plc,
(0.72)%, Open (Purchased on
07/27/21 to be repurchased at
EUR 742,666, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value
of EUR 747,000 and $849,715,
respectively) ............... 744 860,432
J.P. Morgan Securities plc,
(0.45)%, Open (Purchased on
07/27/21 to be repurchased at GBP
611,939, collateralized by TalkTalk
Telecom Group Ltd., 3.88%, due
at 02/20/25, par and fair value
of GBP 614,000 and $817,182,
respectively) ............... GBP 613 838,828
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
07/27/21 to be repurchased at GBP
1,395,803, collateralized by TalkTalk
Telecom Group Ltd., 3.88%, due
at 02/20/25, par and fair value of
GBP 1,400,000 and $1,863,280,
respectively) ............... 1,398 1,912,636

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
07/27/21 to be repurchased at GBP
883,344, collateralized by TalkTalk
Telecom Group Ltd., 3.88%, due
at 02/20/25, par and fair value of
GBP 886,000 and $1,179,191,
respectively) ............... GBP 884 $ 1,210,426
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
07/27/21 to be repurchased at GBP
598,201, collateralized by TalkTalk
Telecom Group Ltd., 3.88%, due
at 02/20/25, par and fair value
of GBP 600,000 and $798,549,
respectively) ............... 599 819,701
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
06/28/21 to be repurchased at USD
1,704,105, collateralized by Clarios
Global LP, 8.50%, due at 05/15/27,
par and fair value of USD 1,550,000
and $1,646,519, respectively) ... USD 1,705 1,705,000
Total Borrowed Bond Agreements — 4.8%
(Cost: $80,970,111) .............................. 79,544,110
Shares
Shares
Money Market Funds — 9.1%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.00%
(s)(t)
.... 152,460,336 152,460,336
Total Money Market Funds — 9.1%
(Cost: $152,460,336) ............................. 152,460,336
Total Short-Term Securities — 13.9%
(Cost: $233,430,447) ............................. 232,004,446
Total Options Purchased — 0.3%
(Cost: $7,904,503 ) .............................. 5,985,414
Total Investments Before Options Written, Borrowed Bonds and
Investments Sold Short — 102.9%
(Cost: $1,790,849,167) ........................... 1,719,286,508
Total Options Written — (0.1)%
(Premiums Received — $2,995,612) .................. (2,675,542)
Par (000)
Pa r (000)
Borrowed Bonds — (4.7)%
Corporate Bonds — (4.4)%
Austria — (0.5)%
ams AG, 6.00% ,  07/31/25 ........ EUR 6,335 (7,730,433)
Belgium — (0.2)%
Telenet Finance Luxembourg Notes
SARL, 3.50% ,  03/01/28 ....... 3,400 (4,029,250)
France — (0.6)%
Banijay Group SAS, 6.50% ,  03/01/26 1,500 (1,786,055)
BNP Paribas SA, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.94%), 4.50%
(b)(j)
USD 1,780 (1,748,850)
Security
Par (000)
Par (000) Value
France (continued)
Orange SA, (EUR Swap Annual 5 Year
+ 1.49%), 1.37%
(b)(j)
.......... EUR 6,000 $ (6,810,666)
(10,345,571)
Germany — (0.1)%
Allianz SE, (EUR Swap Annual 5 Year +
2.58%), 2.60%
(b)(j)
........... 1,800 (2,028,718)
Ghana — (0.1)%
Tullow Oil plc, 7.00% ,  03/01/25
(a)
... USD 2,026 (1,772,750)
Ireland — (0.6)%
eircom Finance DAC:
2.63% ,  02/15/27 ............ EUR 4,418 (5,025,493)
3.50% ,  05/15/26 ............ 2,500 (2,933,350)
Ryanair DAC, 0.88% ,  05/25/26 ..... 2,100 (2,432,921)
(10,391,764)
Japan — (0.1)%
SoftBank Group Corp., (USD Swap
Rate 5 Year + 4.23%), 6.00%
(b)(j)
.. USD 1,700 (1,696,600)
Luxembourg — (0.4)%
Altice Finco SA, 4.75% ,  01/15/28 ... EUR 1,786 (1,958,805)
SES SA, 2.00% ,  07/02/28 ........ 3,400 (4,137,980)
(6,096,785)
Sweden — (0.3)%
Intrum AB, 3.50% ,  07/15/26 ....... 4,899 (5,646,288)
United Kingdom — (0.8)%
easyJet FinCo. BV, 1.88% ,  03/03/28 . 3,400 (3,981,102)
Pinnacle Bidco plc, 5.50% ,  02/15/25 . 700 (823,361)
Standard Chartered plc, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.14%), 4.30%
(b)(j)
USD 1,800 (1,728,486)
TalkTalk Telecom Group Ltd.,
3.88% ,  02/20/25 ............ GBP 4,290 (5,709,625)
Wheel Bidco Ltd., 6.75% ,  07/15/26 .. 300 (401,270)
(12,643,844)
United States — (0.7)%
Clarios Global LP, 8.50% ,  05/15/27
(a)
. USD 1,550 (1,646,519)
HCA, Inc., 3.50% ,  09/01/30 ....... 736 (774,014)
NRG Energy, Inc., 3.88% ,  02/15/32
(a)
2,000 (1,960,000)
Sprint Capital Corp., 6.88% ,  11/15/28 1,850 (2,339,214)
Uber Technologies, Inc.
(a)
:
4.50% ,  08/15/29 ............ 2,300 (2,314,777)
7.50% ,  09/15/27 ............ 1,600 (1,750,160)
(10,784,684)
Total Corporate Bonds — (4.4)%
(Proceeds: $73,846,010) .......................... (73,166,687)
U.S. Treasury Obligations — (0.3)%
United States — (0.3)%
U.S. Treasury Notes, 0.25% ,  05/31/25 4,925 (4,803,991)
Total U.S. Treasury Obligations — (0.3)%
(Proceeds: $4,906,740) ........................... (4,803,991)
Total Borrowed Bonds — (4.7)%
(Proceeds: $78,752,750) ..........................
(77,970,678)

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
s
Security
Par (000)
Par (000) Value
Investments Sold Short — (0.0)%
Corporate Bonds — (0.0)%
United States — (0.0)%
NRG Energy, Inc., 3.88%
,
02/15/32 .. USD 1,000 $ (980,000)
Total Corporate Bonds — (0.0)%
(Proceeds: $986,684) ............................ (980,000)
Total Investments Sold Short — (0.0)%
(Proceeds: $986,684 ) ............................ (980,000)
Total Investments Net of Options Written, Borrowed Bonds and
Investments Sold Short — 98.1%
(Cost: $1,708,114,121) ........................... 1,637,660,288
Other Assets Less Liabilities — 1.9% ................... 32,104,301
Net Assets — 100.0% .............................. $ 1,669,764,589
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,152,915, representing 0.25% of its net assets as of period end, and an original cost of $5,101,780.
(g)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)
Convertible security.
(i)
Zero-coupon bond.
(j)
Perpetual security with no stated maturity date.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Fixed rate.
(p)
Rounds to less than 1,000.
(q)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(r)
The amount to be repurchased assumes the maturity will be the day after the period end.
(s)
Annualized 7-day yield as of period end.
(t)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/21
Shares
Held at
10/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 92,834,893 $ 59,625,443 $ — $ — $ — $ 152,460,336 152,460,336 $ 1,807 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
Euro-Bobl ............................................................... 26 12/08/21 $ 4,020 $ 62,474
Euro-BTP ............................................................... 62 12/08/21 10,626 179,197
Euro-Bund .............................................................. 161 12/08/21 31,290 866,553
Russell 2000 E-Mini Index .................................................... 100 12/17/21 11,477 (299,275)
U.S. Treasury 10 Year Note ................................................... 217 12/21/21 28,356 455,860
U.S. Treasury 10 Year Ultra Note ............................................... 15 12/21/21 2,175 33,960
U.S. Treasury Long Bond .................................................... 39 12/21/21 6,273 62,586
U.S. Treasury Ultra Bond .................................................... 5 12/21/21 982 (34,070)
Long Gilt ............................................................... 30 12/29/21 5,129 69,657
U.S. Treasury 2 Year Note .................................................... 6 12/31/21 1,315 5,617
U.S. Treasury 5 Year Note .................................................... 64 12/31/21 7,790 102,191
$ 1,504,750
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CHF 367,781 USD 394,944 JPMorgan Chase Bank NA 12/15/21 $ 7,264
USD 5,192,826 EUR 4,464,000 Bank of America NA 12/15/21 26,936
USD 707,738 EUR 607,000 BNP Paribas SA 12/15/21 5,297
USD 318,069,938 EUR 268,740,580 Citibank NA 12/15/21 7,074,353
USD 22,669,500 EUR 19,491,000 Deutsche Bank AG 12/15/21 113,863
USD 33,191 EUR 28,000 HSBC Bank plc 12/15/21 788
USD 233,568,859 EUR 197,377,436 Morgan Stanley & Co. International plc 12/15/21 5,157,091
USD 24,188,831 GBP 17,561,671 Citibank NA 12/15/21 150,904
USD 66,665,120 GBP 48,384,158 Morgan Stanley & Co. International plc 12/15/21 438,231
USD 569,917 JPY 63,317,195 JPMorgan Chase Bank NA 12/15/21 14,107
12,988,834
USD 640,462 CHF 586,000 Bank of America NA 12/15/21 (391)
USD 298,156 CHF 273,000 Credit Agricole Corporate & Investment Bank SA 12/15/21 (399)
USD 939,639 CHF 875,031 JPMorgan Chase Bank NA 12/15/21 (17,301)
USD 16,488,990 CHF 15,086,000 Morgan Stanley & Co. International plc 12/15/21 (9,167)
USD 1,660,049 EUR 1,435,000 BNP Paribas SA 12/15/21 (581)
USD 4,487,476 GBP 3,328,092 JPMorgan Chase Bank NA 12/15/21 (67,923)
(95,762)
$ 12,893,072
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CBOE Volatility Index ......................... 500 11/17/21 USD 26.00 USD 813 $ 31,250
CBOE Volatility Index ......................... 500 11/17/21 USD 24.00 USD 813 38,750
Freeport-McMoRan, Inc. ....................... 500 11/19/21 USD 43.00 USD 1,886 13,250
S&P 500 Index ............................. 50 11/19/21 USD 4,650.00 USD 23,027 134,000
Xilinx, Inc. ................................ 7 11/19/21 USD 190.00 USD 126 2,555
U.S. Treasury 10 Year Note ..................... 487 11/26/21 USD 133.00 USD 48,700 30,438
BP plc ................................... 550 12/17/21 GBP 3.60 GBP 1,926 64,921
Caesars Entertainment, Inc. .................... 42 12/17/21 USD 100.00 USD 460 54,180
Cellnex Telecom SA .......................... 1,654 12/17/21 EUR 59.28 EUR 9,500 58,852
Diamondback Energy, Inc. ...................... 42 12/17/21 USD 90.00 USD 450 79,170

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Diamondback Energy, Inc. ...................... 70 12/17/21 USD 115.00 USD 750 $ 32,550
Electricite de France SA ....................... 1,185 12/17/21 EUR 15.00 EUR 1,509 8,904
Energy Select Sector SPDR Fund ................ 500 12/17/21 USD 65.00 USD 2,874 21,500
EURO STOXX Bank Index ..................... 702 12/17/21 EUR 100.00 EUR 3,604 204,907
EURO STOXX Bank Index ..................... 2,463 12/17/21 EUR 120.00 EUR 12,645 21,354
EURO STOXX Bank Index ..................... 7,668 12/17/21 EUR 110.00 EUR 39,368 465,371
Freeport-McMoRan, Inc. ....................... 750 12/17/21 USD 45.00 USD 2,829 38,250
Lions Gate Entertainment Corp. .................. 250 12/17/21 USD 18.00 USD 324 5,000
NXP Semiconductors NV ...................... 450 12/17/21 USD 220.00 USD 9,039 126,225
STOXX Europe 600 Oil & Gas Call Index ............ 952 12/17/21 EUR 300.00 EUR 13,747 211,849
STOXX Europe 600 Telecommunications Index ....... 829 12/17/21 EUR 260.00 EUR 9,175 11,979
Telecom Italia SpA ........................... 8,728 12/17/21 EUR 0.46 EUR 2,689 3,027
Telenet Group Holding NV ...................... 17 12/17/21 EUR 34.00 EUR 53 501
Western Digital Corp. ......................... 500 12/17/21 USD 75.00 USD 2,615 5,500
Western Digital Corp. ......................... 850 12/17/21 USD 80.00 USD 4,445 12,325
Caesars Entertainment, Inc. .................... 172 01/21/22 USD 100.00 USD 1,883 252,410
Devon Energy Corp. .......................... 469 01/21/22 USD 40.00 USD 1,880 160,633
Diamondback Energy, Inc. ...................... 72 01/21/22 USD 115.00 USD 772 49,320
Liberty Global plc ............................ 1,430 01/21/22 USD 30.00 USD 4,110 150,150
Lions Gate Entertainment Corp. .................. 350 01/21/22 USD 19.00 USD 453 9,625
Ovintiv, Inc. ................................ 180 01/21/22 USD 38.00 USD 675 61,200
SPDR S&P Oil & Gas Exploration & Production ETF .... 678 01/21/22 USD 120.00 USD 7,211 242,385
SPDR S&P Oil & Gas Exploration & Production ETF .... 678 01/21/22 USD 100.00 USD 7,211 789,870
Altice USA, Inc. ............................. 808 03/18/22 USD 25.00 USD 1,317 34,340
Western Digital Corp. ......................... 500 04/14/22 USD 80.00 USD 2,615 26,500
Cellnex Telecom SA .......................... 1,036 06/17/22 EUR 60.00 EUR 5,509 217,365
Electricite de France SA ....................... 2,851 06/17/22 EUR 13.00 EUR 3,629 369,125
4,039,531
Put
S&P 500 Index ............................. 72 11/10/21 USD 4,375.00 USD 33,159 35,640
CommScope Holding Co., Inc. ................... 250 11/19/21 USD 12.00 USD 268 40,625
CommScope Holding Co., Inc. ................... 350 11/19/21 USD 11.00 USD 375 31,500
EURO STOXX 50 Index ....................... 143 11/19/21 EUR 4,000.00 EUR 6,078 19,837
iShares iBoxx $ High Yield Corporate Bond ETF ....... 750 11/19/21 USD 87.00 USD 6,520 47,250
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,100 11/19/21 USD 86.00 USD 18,255 57,750
iShares Russell 2000 ETF ...................... 300 11/19/21 USD 215.00 USD 6,842 29,250
iShares Russell 2000 ETF ...................... 350 11/19/21 USD 217.00 USD 7,982 42,000
Micron Technology, Inc. ....................... 520 11/19/21 USD 62.50 USD 3,593 13,260
Pitney Bowes, Inc. ........................... 250 11/19/21 USD 7.00 USD 174 12,500
S&P 500 Index ............................. 77 11/19/21 USD 4,250.00 USD 35,461 61,600
Seagate Technology Holdings plc ................. 350 11/19/21 USD 70.00 USD 3,117 4,025
Spire Global, Inc. ............................ 21 11/19/21 USD 10.00 USD 12 9,555
Uber Technologies, Inc. ....................... 400 11/19/21 USD 30.00 USD 1,753 1,600
U.S. Treasury 10 Year Note ..................... 250 11/26/21 USD 129.50 USD 25,000 70,313
U.S. Treasury 5 Year Note ...................... 75 11/26/21 USD 122.00 USD 7,500 42,188
American Airlines Group, Inc. .................... 1,000 12/17/21 USD 15.00 USD 1,920 11,000
Cellnex Telecom SA .......................... 501 12/17/21 EUR 53.72 EUR 2,877 137,920
Deutsche Lufthansa AG ....................... 2,271 12/17/21 EUR 5.14 EUR 1,297 27,565
EURO STOXX 50 Index ....................... 647 12/17/21 EUR 4,000.00 EUR 27,501 273,369
Micron Technology, Inc. ....................... 200 12/17/21 USD 60.00 USD 1,382 10,700
PG&E Corp. ............................... 350 12/17/21 USD 7.00 USD 406 1,925
Pitney Bowes, Inc. ........................... 100 12/17/21 USD 7.00 USD 69 6,000
Uber Technologies, Inc. ....................... 1,100 12/17/21 USD 25.00 USD 4,820 3,850
American Airlines Group, Inc. .................... 650 01/21/22 USD 13.00 USD 1,248 6,175
997,397
$ 5,036,928

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Liberty Global plc ......... Citibank NA 156,497 06/17/22 USD 37.00 USD 4,498 $ 194,732
OTC Credit Default Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on
5-Year Credit Default
Swap 5.00 % Quarterly CDX.NA.HY.37.V1 Quarterly
Goldman Sachs
International 12/15/21 USD 106.00 USD 10,000 $ 33,786
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.37.V1 Quarterly
Goldman Sachs
International 11/17/21 USD 106.50 USD 17,000 18,112
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.37.V1 Quarterly
Goldman Sachs
International 11/17/21 USD 107.00 USD 10,000 18,900
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.36.
V1 Quarterly Barclays Bank plc 11/17/21 EUR 262.50 EUR 14,900 90,749
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.36.
V1 Quarterly Barclays Bank plc 11/17/21 EUR 275.00 EUR 27,000 102,150
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.36.
V1 Quarterly BNP Paribas SA 01/19/22 EUR 275.00 EUR 27,200 346,680
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.36.
V1 Quarterly Barclays Bank plc 11/17/21 EUR 287.50 EUR 24,400 59,726
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.36.
V1 Quarterly BNP Paribas SA 01/19/22 EUR 425.00 EUR 27,200 83,651
$ 753,754
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Xilinx, Inc. ................................. 7 11/19/21 USD 210.00 USD 126 $ (494)
U.S. Treasury 10 Year Note ...................... 487 11/26/21 USD 134.50 USD 48,700 (7,609)
BP plc .................................... 550 12/17/21 GBP 4.40 GBP 1,926 (7,526)
Caesars Entertainment, Inc. ..................... 42 12/17/21 USD 130.00 USD 460 (5,586)
Diamondback Energy, Inc. ....................... 42 12/17/21 USD 130.00 USD 450 (7,035)
Diamondback Energy, Inc. ....................... 70 12/17/21 USD 135.00 USD 750 (8,225)
EURO STOXX Bank Index ...................... 7,165 12/17/21 EUR 115.00 EUR 36,785 (165,655)
Freeport-McMoRan, Inc. ........................ 750 12/17/21 USD 50.00 USD 2,829 (12,750)
STOXX Europe 600 Oil & Gas Call Index ............. 952 12/17/21 EUR 320.00 EUR 13,747 (46,772)
STOXX Europe 600 Telecommunications Index ........ 829 12/17/21 EUR 270.00 EUR 9,175 (38,333)
Caesars Entertainment, Inc. ..................... 172 01/21/22 USD 130.00 USD 1,883 (46,698)
Devon Energy Corp. ........................... 469 01/21/22 USD 50.00 USD 1,880 (35,410)
Diamondback Energy, Inc. ....................... 72 01/21/22 USD 140.00 USD 772 (13,680)
Ovintiv, Inc. ................................. 180 01/21/22 USD 50.00 USD 675 (12,150)
SPDR S&P Oil & Gas Exploration & Production ETF ..... 1,356 01/21/22 USD 110.00 USD 14,422 (901,740)
Cellnex Telecom SA ........................... 1,036 06/17/22 EUR 66.00 EUR 5,509 (97,606)
Electricite de France SA ........................ 2,851 06/17/22 EUR 16.00 EUR 3,629 (125,239)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
$ (1,532,508)
Put
S&P 500 Index .............................. 72 11/10/21 USD 4,250.00 USD 33,159 (18,540)
EURO STOXX 50 Index ........................ 143 11/19/21 EUR 3,700.00 EUR 6,078 (5,868)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 750 11/19/21 USD 83.00 USD 6,520 (4,500)
iShares Russell 2000 ETF ....................... 350 11/19/21 USD 202.00 USD 7,982 (10,850)
S&P 500 Index .............................. 77 11/19/21 USD 4,100.00 USD 35,461 (34,650)
Deutsche Lufthansa AG ........................ 2,271 12/17/21 EUR 4.00 EUR 1,816 (367,851)
EURO STOXX 50 Index ........................ 143 12/17/21 EUR 3,700.00 EUR 6,078 (23,143)
EURO STOXX 50 Index ........................ 504 12/17/21 EUR 3,800.00 EUR 21,423 (110,407)
Electricite de France SA ........................ 2,851 06/17/22 EUR 10.00 EUR 3,629 (141,718)
(717,527)
$ (2,250,035)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Liberty Global plc ............ Citibank NA 156,497 06/17/22 USD 44.00 USD 4,498 $ (74,247)
OTC Credit Default Swaptions Written
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.36.V1 Quarterly 5.00 % Quarterly Barclays Bank plc 11/17/21 NR EUR 325.00 EUR 14,900 $ (12,988)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.36.V1 Quarterly 5.00 Quarterly Barclays Bank plc 11/17/21 NR EUR 325.00 EUR 27,000 (23,536)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.36.V1 Quarterly 5.00 Quarterly Barclays Bank plc 11/17/21 NR EUR 350.00 EUR 24,400 (13,519)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.36.V1 Quarterly 5.00 Quarterly BNP Paribas SA 01/19/22 NR EUR 350.00 EUR 54,400 (301,217)
$ (351,260)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.33.V12 .................. 5.00 % Quarterly 12/20/24 USD 2,717 $ (242,642) $ (181,797) $ (60,845)
CDX.NA.HY.37.V1 ................... 5.00 Quarterly 12/20/26 USD 26,400 (2,513,415) (2,455,532) (57,883)
ITRAXX.EUR.CROSSOVER.36.V1 ........ 5.00 Quarterly 12/20/26 EUR 15,511 (2,112,438) (2,140,188) 27,750
ITRAXX.EUR.SEN.FINANCIALS.36.V1 ..... 1.00 Quarterly 12/20/26 EUR 35,200 (920,507) (915,796) (4,711)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.SUB.FINANCIALS.36.V1 ..... 1.00 % Quarterly 12/20/26 EUR 43,932 $ 274,049 $ 211,128 $ 62,921
$ (5,514,953) $ (5,482,185) $ (32,768)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.MAIN.36.V1 1.00 % Quarterly 12/20/26 BBB EUR 35,200 $ 1,079,607 $ 1,055,146 $ 24,461
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.05% Quarterly 1 day Fed Funds Quarterly 10/21/22 USD 2,267 $ 3,396 $ — $ 3,396
1 day SOFR Quarterly 0.05% Quarterly 10/21/22 USD 2,267 (2,636) — (2,636)
0.18% Quarterly 1 day Fed Funds Quarterly 10/21/25 USD 143 4,192 — 4,192
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 143 (4,098) — (4,098)
$ 854 $ — $ 854
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Carnival Corp. ............ 1.00 % Quarterly Goldman Sachs International 12/20/21 USD 2,040 $ (1,060) $ 14,568 $ (15,628)
JPMorgan Structured Products
BV ................. 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 1,850 (4,654) 4,477 (9,131)
Stonegate Pub Co. Financing plc 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 960 (11,477) 6,400 (17,877)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 03/20/22 EUR 1,700 (36,186) (8,664) (27,522)
Altice Luxembourg SA ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/22 EUR 2,480 (90,917) (14,582) (76,335)
American Airlines Group, Inc. .. 5.00 Quarterly Barclays Bank plc 06/20/22 USD 3,000 (38,524) 502,044 (540,568)
Bausch Health Cos., Inc. ..... 5.00 Quarterly Citibank NA 06/20/22 USD 3,350 (108,743) (77,751) (30,992)
Casino Guichard Perrachon SA 5.00 Quarterly Credit Suisse International 06/20/22 EUR 5,090 (129,244) (105,924) (23,320)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/22 USD 1,650 (25,840) 60,574 (86,414)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/22 USD 875 (13,703) 35,594 (49,297)
Staples, Inc. ............. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/22 USD 1,000 (15,660) 55,487 (71,147)
Stonegate Pub Co. Financing plc 5.00 Quarterly Barclays Bank plc 06/20/22 EUR 1,650 (51,425) (2,197) (49,228)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 06/20/22 EUR 1,650 (51,425) 4,796 (56,221)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 1,470 (63,985) 21,283 (85,268)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 970 (42,221) 22,597 (64,818)
Casino Guichard Perrachon SA 5.00 Quarterly JPMorgan Chase Bank NA 06/20/23 EUR 4,740 (162,075) (127,959) (34,116)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 1,480 (185,472) (131,458) (54,014)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 1,398 (175,147) (117,892) (57,255)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 EUR 1,434 (179,669) (127,894) (51,775)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon SA 5.00 % Quarterly Goldman Sachs International 12/20/23 EUR 860 $ (25,290) $ (10,351) $ (14,939)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 3,725 121,877 58,905 62,972
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 270 (32,703) 14,214 (46,917)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/24 USD 12,650 (342,225) (204,033) (138,192)
Devon Energy Corp. ........ 1.00 Quarterly BNP Paribas SA 12/20/24 USD 1,000 (13,655) (1,783) (11,872)
Devon Energy Corp. ........ 1.00 Quarterly Citibank NA 12/20/24 USD 2,250 (30,724) (9,292) (21,432)
Financial Guaranty Insurance
Company ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 800 (15,813) 15,390 (31,203)
Hess Corp. .............. 1.00 Quarterly BNP Paribas SA 12/20/24 USD 1,300 (17,509) 26,338 (43,847)
Occidental Petroleum Corp. ... 1.00 Quarterly Barclays Bank plc 12/20/24 USD 560 4,087 184,210 (180,123)
Republic of Italy ........... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 39,430 (660,652) 499,163 (1,159,815)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/24 USD 5,000 (73,742) (29,992) (43,750)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/24 USD 10,000 (147,484) (129,792) (17,692)
Staples, Inc. ............. 5.00 Quarterly BNP Paribas SA 12/20/24 USD 500 28,864 4,905 23,959
Sunrise Communications AG .. 5.00 Quarterly Barclays Bank plc 12/20/24 EUR 4,090 (767,754) (548,931) (218,823)
Sunrise Communications AG .. 5.00 Quarterly Credit Suisse International 12/20/24 EUR 5,290 (993,012) (765,026) (227,986)
Xerox Corp. ............. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 4,000 111,848 186,117 (74,269)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (141,436) (68,866) (72,570)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (212,154) (103,283) (108,871)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 270 (34,896) 24,412 (59,308)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 3,000 (89,096) (42,549) (46,547)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,150 (63,852) (31,230) (32,622)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 5,000 (148,493) (78,060) (70,433)
Caterpillar, Inc. ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 4,000 (118,794) (42,275) (76,519)
General Electric Co. ........ 1.00 Quarterly BNP Paribas SA 06/20/25 USD 4,350 (90,664) 192,305 (282,969)
General Electric Co. ........ 1.00 Quarterly BNP Paribas SA 06/20/25 USD 5,000 (104,211) 175,715 (279,926)
Halliburton Co. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 USD 3,150 (56,165) 220,746 (276,911)
Halliburton Co. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,350 (24,071) 94,471 (118,542)
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,300 54,386 405,976 (351,590)
Republic of Italy ........... 1.00 Quarterly Bank of America NA 06/20/25 USD 19,700 (315,534) 907,100 (1,222,634)
SES SA ................ 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 1,710 (31,319) 35,618 (66,937)
SES SA ................ 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 1,700 (31,136) 28,392 (59,528)
Simon Property Group LP .... 1.00 Quarterly Barclays Bank plc 06/20/25 USD 4,250 (89,046) 221,144 (310,190)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 (20,952) 78,396 (99,348)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,200 (25,142) 71,568 (96,710)
Simon Property Group LP .... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,325 (90,617) 263,764 (354,381)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,535 (21,903) 38,870 (60,773)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,535 (21,903) 38,870 (60,773)
Xerox Corp. ............. 1.00 Quarterly Barclays Bank plc 06/20/25 USD 2,360 99,308 126,364 (27,056)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 06/20/25 USD 1,375 57,860 92,023 (34,163)
Xerox Corp. ............. 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,200 92,576 174,991 (82,415)
Ashland LLC ............. 5.00 Quarterly Goldman Sachs International 12/20/25 USD 1,437 (244,154) (248,456) 4,302
BP Capital Markets plc ...... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 3,050 (97,918) (5,745) (92,173)
Glencore Finance Europe Ltd. . 5.00 Quarterly Bank of America NA 12/20/25 EUR 8,020 (1,608,307) (1,176,605) (431,702)
Glencore Finance Europe Ltd. . 5.00 Quarterly Barclays Bank plc 12/20/25 EUR 2,010 (403,080) (358,971) (44,109)
Halliburton Co. ........... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 1,500 (27,045) 37,830 (64,875)
Hess Corp. .............. 1.00 Quarterly Goldman Sachs International 12/20/25 USD 1,500 (17,362) 65,445 (82,807)
HSBC Holdings plc ........ 1.00 Quarterly Citibank NA 12/20/25 EUR 12,190 (167,222) 230,834 (398,056)
ITV plc ................. 5.00 Quarterly Goldman Sachs International 12/20/25 EUR 5,130 (1,036,328) (773,953) (262,375)
Koninklijke KPN NV ........ 1.00 Quarterly Bank of America NA 12/20/25 EUR 1,565 (30,606) (8,991) (21,615)
Koninklijke KPN NV ........ 1.00 Quarterly BNP Paribas SA 12/20/25 EUR 1,565 (30,606) (9,053) (21,553)
Koninklijke KPN NV ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 1,480 (28,944) 12,053 (40,997)
Koninklijke KPN NV ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 1,480 (28,944) 10,632 (39,576)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,870 (74,522) (41,917) (32,605)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,870 (74,522) (33,162) (41,360)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 3,650 (78,316) 78,137 (156,453)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/25 USD 2,000 (27,529) 50,455 (77,984)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 12/20/25 USD 3,750 209,566 174,354 35,212
Rite Aid Corp. ............ 5.00 Quarterly Goldman Sachs International 06/20/26 USD 23 3,235 1,897 1,338
ADLER Real Estate AG ..... 5.00 Quarterly Credit Suisse International 12/20/26 EUR 1,000 (21,496) 63,049 (84,545)
ADLER Real Estate AG ..... 5.00 Quarterly Credit Suisse International 12/20/26 EUR 2,000 (42,993) 165,871 (208,864)
ArcelorMittal SA ........... 5.00 Quarterly Barclays Bank plc 12/20/26 EUR 3,500 (751,352) (687,432) (63,920)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BASF SE ............... 1.00 % Quarterly Barclays Bank plc 12/20/26 EUR 3,500 $ (154,826) $ (144,106) $ (10,720)
British Telecommunications plc . 1.00 Quarterly Citibank NA 12/20/26 EUR 8,310 21,425 (72,255) 93,680
Cellnex Telecom SA ........ 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 EUR 19,450 (4,206,907) (4,151,069) (55,838)
Clariant AG .............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 EUR 6,410 (84,853) (86,772) 1,919
Electricite de France SA ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 EUR 12,330 (407,462) (348,346) (59,116)
ELO SACA .............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 EUR 5,920 (62,376) (87,184) 24,808
Federative Republic of Brazil .. 1.00 Quarterly Citibank NA 12/20/26 USD 1,695 115,944 82,995 32,949
Glencore Finance Europe Ltd. . 5.00 Quarterly Barclays Bank plc 12/20/26 EUR 3,500 (797,383) (740,277) (57,106)
J.P. Morgan Structured Products
BV ................. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 EUR 3,210 78,896 63,581 15,315
Koninklijke KPN NV ........ 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 EUR 5,579 (76,012) (68,892) (7,120)
LANXESS AG ............ 1.00 Quarterly Goldman Sachs International 12/20/26 EUR 13,680 (354,453) (382,421) 27,968
Marks & Spencer plc ....... 1.00 Quarterly Barclays Bank plc 12/20/26 EUR 3,110 129,322 116,230 13,092
Next Group plc ........... 1.00 Quarterly BNP Paribas SA 12/20/26 EUR 10,299 (85,236) (139,382) 54,146
Rakuten Group, Inc. ........ 1.00 Quarterly Goldman Sachs International 12/20/26 JPY 398,000 (7,417) (5,276) (2,141)
Renault SA .............. 1.00 Quarterly Bank of America NA 12/20/26 EUR 7,850 412,028 429,571 (17,543)
SES SA ................ 1.00 Quarterly Barclays Bank plc 12/20/26 EUR 6,190 (65,694) (102,233) 36,539
SoftBank Group Corp. ...... 1.00 Quarterly BNP Paribas SA 12/20/26 JPY 946,456 523,020 563,618 (40,598)
Telecom Italia SpA ......... 1.00 Quarterly Barclays Bank plc 12/20/26 EUR 3,500 167,923 181,115 (13,192)
Telecom Italia SpA ......... 1.00 Quarterly Barclays Bank plc 12/20/26 EUR 1,745 83,723 71,950 11,773
Telecom Italia SpA ......... 1.00 Quarterly Barclays Bank plc 12/20/26 EUR 8,610 413,090 366,310 46,780
United Mexican States ...... 1.00 Quarterly BNP Paribas SA 12/20/26 USD 7,460 4,227 (11,260) 15,487
$ – $ – $ –
$ (14,600,034) $ (4,789,828) $ (9,810,206)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Advanced Micro Devices,
Inc. ............. 5.00 % Quarterly Barclays Bank plc 06/20/24 BBB- USD 1,000 $ 131,490 $ 103,357 $ 28,133
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 BBB- USD 23,695 432,941 (956,506) 1,389,447
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 BBB- USD 7,900 144,344 (318,903) 463,247
HCA, Inc. ........... 5.00 Quarterly Citibank NA 06/20/24 NR USD 4,900 616,249 432,653 183,596
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly Barclays Bank plc 12/20/24 BBB- USD 14,150 2,171,291 1,852,222 319,069
Republic of Italy ....... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 BBB USD 39,430 903,419 23,124 880,295
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ EUR 1,830 17,339 (14,038) 31,377
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ EUR 520 4,927 9,418 (4,491)
AT&T, Inc. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 BBB USD 3,050 60,338 (47,192) 107,530
AT&T, Inc. ........... 1.00 Quarterly
Goldman Sachs
International 06/20/25 BBB USD 2,000 39,566 15,614 23,952
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BBB USD 3,000 59,349 15,917 43,432
HCA, Inc. ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB- USD 1,000 163,101 138,671 24,430
Kraft Heinz Foods Co. .. 1.00 Quarterly Citibank NA 06/20/25 BB+ USD 2,000 31,718 12,765 18,953
Kraft Heinz Foods Co. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ USD 2,000 31,718 10,625 21,093
NRG Energy, Inc. ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 BB+ USD 750 94,050 78,866 15,184
NRG Energy, Inc. ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 BB+ USD 1,275 159,885 133,984 25,901

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
NRG Energy, Inc. ...... 5.00 % Quarterly
Goldman Sachs
International 06/20/25 BB+ USD 1,500 $ 188,100 $ 169,377 $ 18,723
Republic of Italy ....... 1.00 Quarterly Bank of America NA 06/20/25 BBB USD 19,700 483,445 (518,792) 1,002,237
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 1,300 210,221 172,096 38,125
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 3,000 485,125 328,601 156,524
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 2,000 323,417 238,429 84,988
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 667 107,806 91,062 16,744
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 2,200 355,758 299,517 56,241
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ EUR 2,890 38,124 420,765 (382,641)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB+ EUR 1,490 19,655 212,806 (193,151)
Altice France SA ...... 5.00 Quarterly Barclays Bank plc 12/20/25 B EUR 594 58,256 48,266 9,990
Altice France SA ...... 5.00 Quarterly Citibank NA 12/20/25 B EUR 5,000 490,162 433,680 56,482
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 261 25,586 17,365 8,221
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB USD 909 143,011 139,859 3,152
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB USD 545 85,806 83,862 1,944
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 545 85,807 84,573 1,234
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 2,000 314,624 294,216 20,408
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/25 BB- EUR 1,720 222,499 55,951 166,548
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- EUR 1,850 239,315 80,040 159,275
International Game
Technology plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/25 BB EUR 40 6,286 4,158 2,128
Monitchem HoldCo 3 SA . 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 3,290 455,839 319,684 136,155
T-Mobile USA, Inc. ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 462 78,256 71,377 6,879
UPC Holding BV ...... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 B EUR 1,440 254,616 179,072 75,544
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 40 5,769 4,431 1,338
Ziggo Bond Co. BV .... 5.00 Quarterly Barclays Bank plc 12/20/25 B- EUR 1,550 234,256 191,673 42,583
Ziggo Bond Co. BV .... 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 1,120 169,269 131,812 37,457
Ziggo Bond Co. BV .... 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 3,090 467,000 371,822 95,178
Ziggo Bond Co. BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 1,610 243,324 187,535 55,789
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 1,760 30,678 239,916 (209,238)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 1,750 30,504 208,097 (177,593)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 60 1,046 6,438 (5,392)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 60 1,046 5,762 (4,716)
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,079 64,584 (7,347) 71,931
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,850 110,683 (24,866) 135,549
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 744 44,513 — 44,513
CMA CGM SA ........ 5.00 Quarterly Bank of America NA 06/20/26 BB- EUR 676 81,913 38,729 43,184
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/26 BB- EUR 330 39,987 18,620 21,367
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB- EUR 640 77,551 33,912 43,639

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMA CGM SA ........ 5.00 % Quarterly
Credit Suisse
International 06/20/26 BB- EUR 20 $ 2,423 $ 957 $ 1,466
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB- EUR 10 1,212 862 350
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB- EUR 1,750 212,052 140,980 71,072
International Consolidated
Airlines Group SA ... 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB EUR 3,520 355,431 305,499 49,932
International Game
Technology plc ..... 5.00 Quarterly BNP Paribas SA 06/20/26 BB EUR 1,761 279,462 238,524 40,938
International Game
Technology plc ..... 5.00 Quarterly BNP Paribas SA 06/20/26 BB EUR 1,339 212,391 185,076 27,315
International Game
Technology plc ..... 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB EUR 1,760 279,245 243,907 35,338
International Game
Technology plc ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB EUR 20 3,173 1,964 1,209
Intrum AB ........... 5.00 Quarterly Deutsche Bank AG 06/20/26 BB EUR 700 69,978 77,818 (7,840)
Intrum AB ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB EUR 700 69,978 77,950 (7,972)
Kraft Heinz Foods Co. .. 1.00 Quarterly BNP Paribas SA 06/20/26 BB+ USD 1,500 19,375 12,033 7,342
Kraft Heinz Foods Co. .. 1.00 Quarterly BNP Paribas SA 06/20/26 BB+ USD 2,530 32,679 20,304 12,375
Matterhorn Telecom SA .. 5.00 Quarterly Citibank NA 06/20/26 B+ EUR 1,700 244,028 291,782 (47,754)
Matterhorn Telecom SA .. 5.00 Quarterly Citibank NA 06/20/26 B+ EUR 1,760 252,640 280,447 (27,807)
Matterhorn Telecom SA .. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B+ EUR 1,000 143,546 167,085 (23,539)
Monitchem HoldCo 3 SA . 5.00 Quarterly
Goldman Sachs
International 06/20/26 B- EUR 1,110 160,764 122,959 37,805
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 06/20/26 B- EUR 1,700 (159,121) (195,143) 36,022
NRG Energy, Inc. ...... 5.00 Quarterly Barclays Bank plc 06/20/26 BB+ USD 1,600 221,834 211,067 10,767
Stonegate Pub Co.
Financing plc ...... 5.00 Quarterly
Credit Suisse
International 06/20/26 NR EUR 1,750 29,733 (1,616) 31,349
T-Mobile USA, Inc. ..... 5.00 Quarterly BNP Paribas SA 06/20/26 BB+ USD 3,000 554,285 493,886 60,399
T-Mobile USA, Inc. ..... 5.00 Quarterly Citibank NA 06/20/26 BB+ USD 1,250 230,952 208,261 22,691
Trust Fibra Uno ....... 1.00 Quarterly Citibank NA 06/20/26 NR USD 262 (18,397) (27,002) 8,605
Trust Fibra Uno ....... 1.00 Quarterly Citibank NA 06/20/26 NR USD 89 (6,250) (9,212) 2,962
United Rentals North
America, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB USD 1,000 181,543 166,763 14,780
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B EUR 990 143,137 110,997 32,140
Vue International Bidco plc 5.00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 667 (37,013) (33,728) (3,285)
Vue International Bidco plc 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 700 (38,863) (38,854) (9)
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/26 BB- USD 2,000 2,101 7,100 (4,999)
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/26 BB- USD 1,500 1,576 — 1,576
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BBB- USD 1,000 231,745 226,550 5,195
Altice Finco SA ....... 5.00 Quarterly
Credit Suisse
International 12/20/26 CCC+ EUR 1,900 96,116 75,677 20,439
Altice Finco SA ....... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 CCC+ EUR 1,750 88,528 76,176 12,352
Altice Finco SA ....... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 CCC+ EUR 1,100 55,646 30,458 25,188
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 60 4,381 4,636 (255)
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 B EUR 1,800 131,417 106,828 24,589
AT&T, Inc. ........... 1.00 Quarterly BNP Paribas SA 12/20/26 BBB USD 5,250 97,578 93,358 4,220
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BBB USD 2,000 37,172 35,581 1,591

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMA CGM SA ........ 5.00 % Quarterly
Credit Suisse
International 12/20/26 BB- EUR 1,900 $ 215,578 $ 176,720 $ 38,858
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB- EUR 1,800 204,232 151,444 52,788
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB- USD 2,950 619,617 608,075 11,542
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB- USD 1,500 315,060 302,354 12,706
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB- USD 5,000 1,050,199 1,009,663 40,536
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB- USD 2,000 420,080 405,905 14,175
Kraft Heinz Foods Co. .. 1.00 Quarterly BNP Paribas SA 12/20/26 BB+ USD 1,540 16,399 15,105 1,294
Kraft Heinz Foods Co. .. 1.00 Quarterly BNP Paribas SA 12/20/26 BB+ USD 2,700 28,751 21,177 7,574
NRG Energy, Inc. ...... 5.00 Quarterly BNP Paribas SA 12/20/26 BB+ USD 2,125 304,415 309,838 (5,423)
NRG Energy, Inc. ...... 5.00 Quarterly BNP Paribas SA 12/20/26 BB+ USD 2,000 286,509 293,535 (7,026)
Petroleos Mexicanos ... 1.00 Quarterly BNP Paribas SA 12/20/26 BBB USD 7,460 (802,663) (875,761) 73,098
Stonegate Pub Co.
Financing plc ...... 5.00 Quarterly
Goldman Sachs
International 12/20/26 NR EUR 1,400 3,106 — 3,106
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 850 70,990 (13,202) 84,192
T-Mobile USA, Inc. ..... 5.00 Quarterly BNP Paribas SA 12/20/26 BB+ USD 770 153,719 147,696 6,023
T-Mobile USA, Inc. ..... 5.00 Quarterly BNP Paribas SA 12/20/26 BB+ USD 2,000 399,271 397,829 1,442
T-Mobile USA, Inc. ..... 5.00 Quarterly BNP Paribas SA 12/20/26 BB+ USD 800 159,708 153,490 6,218
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 12/20/26 BB- USD 1,500 (6,579) (14,505) 7,926
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 12/20/26 BB- USD 2,500 (10,964) (20,618) 9,654
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 12/20/26 BB- USD 1,115 (4,890) (4,326) (564)
Ziggo Bond Co. BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 B- EUR 1,570 224,716 173,505 51,211
Virgin Media Finance plc . 5.00 Quarterly Bank of America NA 06/20/28 B EUR 1,760 229,775 201,122 28,653
$ 19,399,068 $ 13,272,051 $ 6,127,017
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Choice Hotels
International, Inc. .. Quarterly
3 month LIBOR
minus 0.20% Quarterly BNP Paribas SA 11/15/21 USD 2 $ (41,409) $ — $ (41,409)
iBoxx EUR Corporates
Total Return Index . At Termination 3 month EURIBOR
At
Termination
Goldman Sachs
International 12/20/21 EUR 19,000 29,720 (10,714) 40,434
Seagate Technology plc Quarterly
3 month LIBOR
minus 0.15% Quarterly
Merrill Lynch International
& Co. 08/09/22 USD 21 58,561 — 58,561
$ 46,872 $ (10,714) $ 57,586

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $134,432 of net dividends and financing fees.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Merrill Lynch
International &
Co.
(b)
02/15/23 $ 10,453,066 $ 173,839
(c)
$ 10,492,473 2.0%
(b)
Range: 20-26 basis points
Benchmarks: Swiss Average Rate Overnight
USD Overnight Bank Funding Rate
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of October 31, 2021, expiration date 02/15/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Belgium
Telenet Group Holding NV ... 109,814 $ 3,945,180 37.6%
Finland
Nordea Bank Abp ......... 159,001 1,947,257 18.6
France
Societe Generale SA ....... 25,785 861,321 8.2
Germany
ADLER Group SA ......... 26,636 361,181 3.4
Italy
Telecom Italia SpA ........ 5,353,270 2,035,178 19.4
UniCredit SpA ........... 126,902 1,677,575 16.0
3,712,753
Japan
SoftBank Group Corp. ...... 31,200 1,689,087 16.1
Spain
Banco Santander SA ....... 200,951 762,224 7.3
United Kingdom
Barclays Bank plc ......... 316,697 873,917 8.3
Liberty Global plc, Class A ... 121,890 3,503,119 33.4
Shares Value
% of Basket
Value
United Kingdom (continued)
Vodafone Group plc ........ 707,905 $ 1,043,347 9.9%
5,420,383
United States
Altice USA, Inc., Class A .... 59,932 976,891 9.3
Coty, Inc., Class A ......... 212,036 1,798,065 17.1
2,774,956
Total Reference Entity — Long ............ 21,474,342
Reference Entity — Short
Switzerland
Credit Suisse Group AG
(Registered) ........... (735,152) (7,646,839) (72.9)
United Kingdom
International Consolidated
Airlines Group SA ....... (1,078,364) (2,415,150) (23.0)
United States
CommScope Holding Co., Inc. (72,930) (781,080) (7.4)
Pitney Bowes, Inc. ........ (20,000) (138,800) (1.3)
(919,880)
Total Reference Entity — Short ............ (10,981,869)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ 10,492,473
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 0.07%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.48
3 month EURIBOR ..................................... Euro Interbank Offered Rate (0.55)
3 month LIBOR ....................................... London Interbank Offered Rate 0.13

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Glossary of Terms Used in this Report
Currency Abbreviation
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depository Receipts

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 3,490,696 $ — $ 3,490,696
Ireland .............................................. — 30,279,027 1,571,523 31,850,550
Netherlands ........................................... — 3,352,254 — 3,352,254
United Kingdom ........................................ — 2,781,128 — 2,781,128
Common Stocks
Canada ............................................. — — 724,987 724,987
China ............................................... 401,720 — — 401,720
Netherlands ........................................... 2,100,387 — — 2,100,387
United Kingdom ........................................ 3,265,511 — 39 3,265,550
United States .......................................... 30,593,089 4,267,034 775,101 35,635,224
Corporate Bonds
Argentina ............................................ — 167,474 — 167,474
Australia ............................................. — 969,863 — 969,863
Austria .............................................. — 10,776,766 — 10,776,766
Bahrain ............................................. — 420,325 — 420,325
Brazil ............................................... — 7,622,750 — 7,622,750
Canada ............................................. — 6,067,270 — 6,067,270
Cayman Islands ........................................ — 28,933 — 28,933
Chile ............................................... — 1,304,830 — 1,304,830
China ............................................... — 19,087,232 — 19,087,232
Colombia ............................................ — 1,209,974 — 1,209,974
Cyprus .............................................. — 2,498,983 — 2,498,983
Dominican Republic ..................................... — 423,200 — 423,200
France .............................................. — 66,026,432 — 66,026,432
Germany ............................................ — 34,093,160 — 34,093,160
Ghana .............................................. — 8,430,901 — 8,430,901
Greece .............................................. — 109,600 — 109,600
Guatemala ........................................... — 558,698 — 558,698
Hong Kong ........................................... — 7,143,186 — 7,143,186
India ............................................... — 4,163,746 — 4,163,746

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Level 1 Level 2 Level 3 Total
Indonesia ............................................ $ — $ 1,622,340 $ — $ 1,622,340
Ireland .............................................. — 1,723,313 — 1,723,313
Israel ............................................... — 3,761,153 — 3,761,153
Italy ................................................ — 34,736,301 — 34,736,301
Japan ............................................... — 19,781,554 — 19,781,554
Kuwait .............................................. — 449,974 — 449,974
Luxembourg .......................................... — 47,512,390 — 47,512,390
Macau .............................................. — 516,821 — 516,821
Malaysia ............................................. — 1,015,662 — 1,015,662
Mexico .............................................. — 2,521,964 — 2,521,964
Morocco ............................................. — 251,060 — 251,060
Netherlands ........................................... — 15,895,967 — 15,895,967
Norway .............................................. — 200,021 — 200,021
Oman ............................................... — 416,500 — 416,500
Paraguay ............................................ — 108,266 — 108,266
Peru ................................................ — 434,626 — 434,626
Portugal ............................................. — 8,079,284 — 8,079,284
Russia .............................................. — 302,297 — 302,297
Saudi Arabia .......................................... — 422,339 — 422,339
Singapore ............................................ — 615,600 — 615,600
South Africa ........................................... — 429,063 — 429,063
South Korea .......................................... — 618,232 — 618,232
Spain ............................................... — 59,348,297 — 59,348,297
Sweden ............................................. — 2,215,905 — 2,215,905
Switzerland ........................................... — 20,714,543 — 20,714,543
Tanzania, United Republic Of ............................... — 409,663 — 409,663
Thailand ............................................. — 1,370,357 — 1,370,357
Turkey .............................................. — 200,750 — 200,750
Ukraine ............................................. — 203,163 — 203,163
United Arab Emirates .................................... — 1,539,323 — 1,539,323
United Kingdom ........................................ — 114,307,767 — 114,307,767
United States .......................................... — 295,082,413 82,031,527 377,113,940
Vietnam ............................................. — 248,484 — 248,484
Floating Rate Loan Interests
Canada ............................................. — 11,440,123 1,185,318 12,625,441
France .............................................. — 25,441,820 — 25,441,820
Germany ............................................ — 20,175,753 — 20,175,753
Ireland .............................................. — 9,184,929 — 9,184,929
Jersey, Channel Islands ................................... — — 383,681 383,681
Luxembourg .......................................... — 24,264,501 9 24,264,510
Netherlands ........................................... — 26,751,065 — 26,751,065
Norway .............................................. — 2,310,890 — 2,310,890
Singapore ............................................ — 236,911 — 236,911
Spain ............................................... — 7,075,707 64,475 7,140,182
Sweden ............................................. — 16,736,931 — 16,736,931
United Kingdom ........................................ — 30,055,409 — 30,055,409
United States .......................................... — 229,765,188 3,294,505 233,059,693
Foreign Agency Obligations ................................. — 23,610,589 — 23,610,589
Foreign Government Obligations .............................. — 12,814,143 — 12,814,143
Non-Agency Mortgage-Backed Securities ........................ — 48,209,539 — 48,209,539
Preferred Securities
United Kingdom ........................................ — 6,613,007 — 6,613,007
United States .......................................... — — 2,238,390 2,238,390
U.S. Treasury Obligations ................................... — 4,724,961 — 4,724,961
Warrants .............................................. 824,370 58,928 42,768 926,066
Short-Term Securities
Borrowed Bond Agreements ................................. — 79,544,110 — 79,544,110
Money Market Funds ...................................... 152,460,336 — — 152,460,336
Options Purchased
Credit contracts .......................................... — 753,754 — 753,754
Equity contracts .......................................... 4,893,989 194,732 — 5,088,721
Interest rate contracts ...................................... 142,939 — — 142,939
Unfunded Floating Rate Loan Interests
(a)
.............................. — 171 — 171
Unfunded SPAC PIPE commitments
(b)
................................ — — 235,448 235,448
Liabilities
Borrowed Bonds ......................................... — (77,970,678) — (77,970,678)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Level 1 Level 2 Level 3 Total
Investments Sold Short .................................... $ — $ (980,000) $ — $ (980,000)
Unfunded Floating Rate Loan Interests
(a)
.............................. — (11,268) — (11,268)
$ 194,682,341 $ 1,353,330,069 $ 92,547,771 $ 1,640,560,181
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 7,858,083 $ — $ 7,858,083
Equity contracts ........................................... — 232,400 — 232,400
Foreign currency exchange contracts ............................ — 12,988,834 — 12,988,834
Interest rate contracts ....................................... 1,838,095 48,022 — 1,886,117
Liabilities
Credit contracts ........................................... — (11,900,839) — (11,900,839)
Equity contracts ........................................... (2,541,701) (115,656) — (2,657,357)
Foreign currency exchange contracts ............................ — (95,762) — (95,762)
Interest rate contracts ....................................... (41,679) (6,734) — (48,413)
$ (745,285) $ 9,008,348 $ — $ 8,263,063
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Unfunded SPAC PIPE commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Securities
Unfunded
SPAC
PIPE
commitments Warrants Total
Investments
Assets
Opening balance, as of July 31, 2021 ...................... $ 3,269,665 $ 1,711,048 $ 84,978,565 $ 12,243,215 $ — $ — $ 61,157 $ 102,263,650
Transfers into level 3 ................................ — 714,796 — 919,252 — — — 1,634,048
Transfers out of level 3 ............................... (1,631,103) (714,796) — (9,597,516) — — — (11, 943,415 )
Accrued discounts/premiums ............................ 728 — 773 3,305 — — — 4,806
Net realized gain ................................... — — — 16,173 — — — 16,173
Net change in unrealized appreciation (depreciation)
(a)
........... (67,767) (1,182,771) 491,504 (1,892) — 235,448 (18,389) (543,867)
Purchases ........................................ — 971,850 — 1,911,400 2,238,390 — — 5 , 121 , 64 0
Sales ........................................... — — (3,439,315) (565,949) — — — (4,005,264)
Closing balance, as of October 31, 2021 ....................
$ 1,571,523 $ 1,500,127 $ 82,031,527 $ 4,927,988 $ 2,238,390
$ 235,448
$ 42,768 $ 9 2,547,771
Net change in unrealized appreciation (depreciation) on investments still held a t October 31, 2021
(a)
...........................
$ (67,767) $ (1,182,757) $ 491,504 $ 22,332 $ —
$ 235,448
$ (18,389) $ (519,629)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $6,998,008 . A significant change in the third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Value
Valuation
Approaches Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Common Stocks ........................... $ 785,177 Market Time to Exit 0.8 – 2.7 years 2.6 years
Volatility 34% - 64% 35%
Corporate Bonds ........................... 82,031,527 Income Discount Rate 4% - 10% 6%
Floating Rate Interest ........................ 456,966 Income Discount Rate 8% 8%
Preferred Stocks 2,238,390 Market Recent Transaction $990.00 $990.00
Warrants ................................ 37,703 Market Time to Exit 0.7 – 1.4 years 0.9 years
Volatility 36% - 53% 40%
$ 85,549,763